UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Reports for the period 01/01/22 through 06/30/22 is filed herewith

SEMI-ANNUAL REPORT
	INVESTOR CLASS	INSTITUTIONAL CLASS
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis Emerging Markets Fund	OBEMX	OIEMX
June 30, 2022
oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting us at 1-800-245-7311.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT’S LETTER (unaudited)

Dear Fellow Oberweis Funds Shareholder,

YEAR-TO-DATE PERFORMANCE THROUGH June 30, 2022

Global equity markets closed out their worst first half in over fifty years, as surging inflation, interest rate hikes by the U.S. Federal Reserve, and Russia’s war in Ukraine stoked recessionary fears. Not surprisingly, each of the Oberweis Funds declined in the first half of 2022. The Micro-Cap Fund returned -21.91% versus -33.04% for the Russell Micro-Cap Growth Index. The Small-Cap Opportunities Fund returned -22.42% versus -29.45% for the Russell 2000 Growth Index. Among our international funds, the International Opportunities Fund returned -36.68% versus -29.55% for the MSCI World ex-US Small-Cap Growth Index. The China Opportunities Fund returned -21.72% versus -11.26% for the MSCI China Index, and the Emerging Markets Fund returned -23.11% versus -20.03% for the MSCI EM Small-Cap Index. The Global Opportunities Fund returned -34.88% versus -22.27% for the MSCI ACWI Small-Cap Index. Notably, despite significant headwinds for our growth-oriented investment style, the Micro-Cap and Small-Cap Funds still materially outperformed their benchmarks in the first half, primarily due to a focus on profitable companies and favorable stock selection in those funds.

MARKET ENVIRONMENT

Concerns over inflation, and more specifically whether central banks can bring the rate of inflation down without causing a recession, continued to impact equity returns in nearly every geographic region. Additionally, energy concerns remain front and center in Europe, with the EU scrambling to find enough natural gas for this winter to offset a reduction in supply from Russia. In China, lockdowns associated with China’s zero-COVID policy pressured economic growth and political leadership, particularly in Shanghai. In the US, inflation and interest rate hikes by the Fed have curbed economic growth, although the data remains mixed as to the degree.

While virtually all equity asset classes were down significantly in the first half, the pain was particularly acute for “growth” stocks, which were punished much more than their “value” counterparts. Unexpected increases in interest rates have often been the scourge of growth equities. Growth stocks — by definition — are valued based on the potential for significant earnings growth years into the future. When interest rates rise, the present value of future earnings declines, so, all else equal, they should be worth less (assuming the change was not already anticipated). “Value” stocks also suffer from a lower net present value, but with a smaller share of their cash flows far out into the future, the impact of rising rates tends to be less severe.

The real culprit for growth underperformance in the first half was P/E multiple compression.In uncertain times, investors tend to gravitate toward perceived safety and are marginally less interested in pursuing the potential for higher returns from innovation and earnings growth. Instead, they prefer safe, predictable cash flows, which are typically characteristics of “value” stocks. As a result, the valuation gap between “growth” stocks relative to “value” stocks has compressed. Another way of thinking about it is that the multiple of today’s earnings that one must pay to participate in a potentially much larger future earnings stream has markedly declined as risk-aversion has risen.

All of this makes sense, to a point. There are many “unknowns” and we expect that inflation and the potential for recession will continue to drive daily volatility in the near term. It is rational for risk-aversion to be somewhat higher in this environment. But to what degree? Many small growth stocks are already down 30-40% or more, with P/E valuations for some of our funds among the lowest we have ever observed. Our Global Opportunities Fund, for example, has an average P/E today of 13.0x versus 25.1x a year ago. One might argue that valuations today

PRESIDENT’S LETTER (unaudited) (continued)

appear very cheap because earnings estimates remain too high. That’s plausible, but it is unlikely that actual earnings will be so far short of estimates to justify the P/E multiple contraction already experienced.

Perhaps counterintuitively, we are very excited about the current opportunity set and the potential for strong prospective returns. Historically, we tend to thrive coming out of environments like this, when expectations and valuations are exceptionally low and risk-aversion is high. Macroeconomic and political turmoil have taken, and may continue to take, their toll on near-term stock prices. However, what matters to investors in the long run is the earnings power of businesses, which is a function of the firm’s sales growth, margins, cash flows and the incremental return on capital reinvested in the business. We look for businesses with strong and growing earnings power protected by robust competitive advantages. The ability of those types of firms to create shareholder value is not permanently impaired by economic cycles, though they often trade as if that is the case. Broadly speaking, we believe many of the headline risks with respect to our holdings have already been discounted, and likely over-discounted. As a result, we are finding what we believe to be tremendous values in small-cap stocks around the world. No one can predict the future, but we believe the odds for above-average prospective returns are in our favor when buying amid valuations this cheap.

VALUATION RECAP

P/E valuations for many of the funds are significantly lower than average. As of June 30, 2022, the weighted-average price/earnings (P/E) ratio was 13.0 times for the Global Opportunities Fund (versus 16.2 last quarter), 10.7 times for the Small-Cap Opportunities Fund (versus 13.5 last quarter), 10.0 times for the Micro-Cap Fund (versus 12.8 last quarter), 13.9 times for the International Opportunities Fund (versus 18.6 last quarter), 24.6 times for the China Opportunities Fund (versus 16.3 last quarter), and 14.3 times for the Emerging Markets Fund (versus 18.2 times last quarter). Each of these funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies expected to grow faster than current market expectations. As of June 30, 2022, the weighted-average market capitalization was $4.5 billion for the Global Opportunities Fund, $2.8 billion for the Small-Cap Opportunities Fund, $1.2 billion for the Micro-Cap Fund, $3.7 billion for the International Opportunities Fund, $3.3 billion for the Emerging Markets Fund, and $44.9 billion for the China Opportunities Fund.

Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

PRESIDENT’S LETTER (unaudited) (continued)

For current performance information, please visit www.oberweisfunds.com.

OBERWEIS FUNDS AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2022)

	Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund[2]	Expense Ratio[3]
Global Opportunities	OBEGX OBGIX[1]	-19.59 -19.55	-34.51 -34.34	8.65 8.94	5.58 5.84	9.08 9.35	8.27 8.54	1.38 1.13
Micro-Cap	OBMCX OMCIX[1]	-14.68 -14.62	-13.91 -13.65	15.30 15.61	13.62 13.90	16.15 16.44	10.81 11.09	1.48 1.23
Small-Cap Opportunities	OBSOX OBSIX[1]	-16.37 -16.31	-11.32 -11.06	15.25 15.54	14.44 14.73	13.28 13.57	8.00 8.27	1.25 1.00
China Opportunities	OBCHX OCHIX[1]	5.88 5.90	-29.89 -29.77	9.15 9.38	7.74 8.00	10.97 11.24	10.94 11.21	1.87 1.62
International Opportunities	OBIOX	-22.99	-39.44	2.56	2.57	10.53	7.21	1.60
Emerging Markets	OBEMX OIEMX	-15.21 -15.08	-24.99 -24.81	9.85 10.12	n/a n/a	n/a n/a	4.52 4.79	1.75 1.50

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Unusually high returns may not be sustainable. Visit us online at oberweisfunds.com for most recent month-end performance.

The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

1 Institutional Class shares OBGIX, OMCIX, OBSIX and OCHIX performance information was calculated using the historical performance of Investor Class shares for periods prior to May 1, 2017.

2 Life of Fund returns are from commencement of operations on 01/07/87 for the Global Opportunities Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/01/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, 05/01/17 for the Institutional Share Classes and 05/01/18 for the Emerging Markets Fund Share Classes.

3 December 31, 2021 data. Expense ratio is the total net annualized fund operating expense ratio. The expense ratio gross of expense offset arrangements and expense reimbursements was 1.38%, 1.13%, 1.48%, 1.23%, 1.59%, 1.34%, 1.87%, 1.62%,1.77%, 2.80% and 2.55% for OBEGX, OBGIX, OBMCX, OMCIX, OBSOX, OBSIX, OBCHX, OCHIX, OBIOX, OBEMX and OIEMX respectively. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2023 to reduce its management fees or reimburse OBEGX and OBMCX to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.8% of the first $50 million; plus 1.6% of average daily net assets in excess of $50 million and for OBGIX and OMCIX 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is also contractually obligated through April 30, 2022 to reduce its management fees or reimburse OBSOX, OBCHX, OBIOX and OBEMX to the extent that total ordinary operating expenses exceed in any one year 1.25%, 2.24%, 1.60% and 1.75% expressed as a percentage of each Fund’s average daily net assets, respectively, and for OBSIX, OCHIX and OIEMX 1.00%, 1.99% and 1.50%, respectively.

PRESIDENT’S LETTER (unaudited) (continued)

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI Emerging Markets Small Cap Index is a free float-adjusted, market capitalization-weighted index that measures the performance of small-cap stocks in 24 emerging markets. The MSCI China Net Index is a free float-adjusted market capitalization-weighted Index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes.

Oberweis Micro-Cap Fund

At June 30, 2022 (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.5
Other Assets less Liabilities	2.5

Top Ten Holdings (% of Net Assets)
Lantheus Hldgs., Inc.	5.0
Axcelis Technologies, Inc.	4.0
Veritiv Corp.	3.7
Sierra Wireless, Inc.	2.2
Funko, Inc.	2.1
Resources Connection, Inc.	2.1
Clearfield, Inc.	2.0
Forrester Research, Inc.	1.8
Guess’, Inc.	1.7
Alpha and Omega Semiconductor Ltd.	1.7

Top Ten Industries (% of Net Assets)
Back Office Support, Human Resources & Consulting	12.8
Production Technology Equipment	10.7
Communications Technology	9.0
Computer Services Software & Systems	6.5
Medical Equipment	5.0
Semiconductors & Components	4.4
Containers & Packaging	3.7
Specialty Retail	3.2
Medical & Dental Instruments & Supplies	3.2
Oil Well Equipment & Services	2.9

Oberweis Small-Cap Opportunities Fund

At June 30, 2022 (unaudited)

Asset Allocation (% of Net Assets)
Equities	95.7
Other Assets less Liabilities	4.3

Top Ten Holdings (% of Net Assets)
Lantheus Hldgs., Inc.	3.9
Axcelis Technologies, Inc.	3.4
Veritiv Corp.	3.2
Evolent Health, Inc.	2.2
Clearfield, Inc.	2.2
Synaptics, Inc.	2.1
Sierra Wireless, Inc.	2.0
Stride, Inc.	2.0
MaxLinear. Inc.	1.9
MGP Ingredients, Inc.	1.8

Top Ten Industries (% of Net Assets)
Production Technology Equipment	6.0
Back Office Support, Human Resources, & Consulting	5.8
Semiconductors & Components	5.3
Healthcare Services	5.1
Medical Equipment	4.5
Containers & Packaging	4.1
Computer Services Software & Systems	3.6
Medical & Dental Instruments & Supplies	3.3
Chemicals – Diversified	3.3
Computer Technology	3.0

Oberweis Global Opportunities Fund

At June 30, 2022 (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.4
Other Assets less Liabilities	2.6

Top Ten Holdings (% of Net Assets)
Halozyme Therapeutics, Inc.	5.0
Lantheus Hldgs., Inc.	4.6
Deckers Outdoor Corp.	4.3
Acadia Healthcare Co., Inc.	4.3
Dada Nexus Ltd. ADS	4.1
Synaptics, Inc.	3.7
Materion Corp.	3.7
Intermediate Capital Group PLC	3.3
Crocs, Inc.	3.3
Li Ning Co. Ltd.	3.3

Top Ten Industries (% of Net Assets)
Semiconductor & Semiconductor Equipment	18.5
Textiles, Apparel & Luxury Goods	10.9
Healthcare Equipment & Supplies	7.9
Software	5.2
Biotechnology	5.0
Healthcare Provider & Services	4.3
Internet & Direct Marketing Retail	4.1
Information Technology Services	3.9
Trading Co. & Distribution	3.7
Metals & Mining	3.7

Oberweis China Opportunities Fund

At June 30, 2022 (unaudited)

Asset Allocation (% of Net Assets)
Equities	99.3
Other Assets less Liabilities	0.7

Top Ten Holdings (% of Net Assets)
Alibaba Group Hldg. Ltd.	4.5
Pinduoduo, Inc. ADS	3.2
Meituan	2.9
Wuxi Biologics (Cayman), Inc.	2.7
Ningbo Deye Technology Co. Ltd.	2.5
BYD Co. Ltd.	2.4
Ningbo Orient Wires & Cables Co. Ltd.	2.3
JD.com, Inc.	2.3
Ming Yang Smart Energy Group Ltd.	2.3
Zhejiang Shuanghuan Driveline Co. Ltd.	2.3

Top Ten Industries (% of Net Assets)
Internet & Direct Marketing Retail	16.7
Real Estate Management & Development	7.0
Metals & Mining	6.8
Electrical Equipment	6.6
Automobiles	6.1
Hotels, Restaurants & Leisure	6.0
Auto Components	6.0
Machinery	4.2
Air Freight & Logisitics	4.1
Beverages	3.4

Oberweis International Opportunities Fund

At June 30, 2022 (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.2
Other Assets less Liabilities	2.8

Top Ten Holdings (% of Net Assets)
Uniti Group Ltd.	3.8
BayCurrent Consulting, Inc.	3.6
Daiwa Securities Group, Inc.	3.5
Constellium SE	3.2
Nordic Semiconductor ASA	3.1
Rexel SA	2.8
AIXTRON SE	2.7
Rheinmetall AG	2.6
Man Group PLC	2.5
Alfen NV	2.4

Top Ten Industries (% of Net Assets)
Capital Markets	10.6
Semiconductors & Semiconductor Equipment	9.1
Electrical Equipment	6.2
Trading Co. & Distribution	5.9
Machinery	5.9
Metals & Mining	5.1
Information Technology Services	5.0
Food & Staples Retailing	4.1
Diversified Telecommunication Services	3.8
Professional Services	3.6

Oberweis Emerging Markets Fund

At June 30, 2022 (unaudited)

Asset Allocation (% of Net Assets)
Equities	90.0
Other Assets less Liabilities	10.0

Top Ten Holdings (% of Net Assets)
Dada Nexus Ltd. ADS	5.7
Kingsoft Cloud Hldgs. Ltd. ADS	4.1
Yijiahe Technology Co. Ltd.	3.2
Hangzhou Robam Appliances Co. Ltd.	2.5
Gaztransport & Technigaz SA	2.4
PT Mitra Adiperkasa Tbk	2.4
TOTVS SA	2.3
ASPEED Technology, Inc.	2.1
PT Sumber Alfaria Trijaya Tbk	2.0
Kingdee International Software Group Co. Ltd.	2.0

Top Ten Industries (% of Net Assets)
Software	8.9
Internet & Direct Marketing Retail	6.9
Semiconductors & Semiconductor Equipment	6.5
Information Technology Services	5.6
Oil, Gas & Consumable Fuels	5.6
Hotels, Restaurants & Leisure	4.6
Machinery	4.5
Food & Staples Retailing	4.3
Diversified Consumer Services	4.2
Multiline Retail	3.9

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Equities – 97.5%

Aerospace – 0.7%
VSE Corp.	23,600	$886,888

Back Office Support, Human Resources & Consulting – 12.8%
Cross Country Healthcare, Inc.*	96,900	2,018,427
Forrester Research, Inc.*	44,500	2,128,880
Franklin Covey Co.*	36,800	1,699,424
ICF International, Inc.	19,400	1,843,000
Information Services Group, Inc.	242,100	1,636,596
Kforce, Inc.	16,900	1,036,646
Resources Connection, Inc.	121,400	2,472,918
The Hackett Group, Inc.	79,300	1,504,321
TrueBlue, Inc.*	51,900	929,010
		15,269,222

Banks – Diversified – 1.0%
First Foundation, Inc.	28,900	591,872
Mercantile Bank Corp.	19,200	613,440
		1,205,312

Biotechnology – 1.4%
Dynavax Technologies Corp.*	137,200	1,727,348

Casinos & Gambling – 1.2%
Full House Resorts, Inc.*	225,743	1,372,517

Communications Technology – 9.0%
ADTRAN, Inc.	71,400	1,251,642
Aviat Networks, Inc.*	72,007	1,803,055
Bel Fuse, Inc.	81,500	1,268,140
DZS, Inc.*	117,800	1,916,606
Extreme Networks, Inc.*	133,800	1,193,496
Ooma, Inc.*	57,300	678,432
Sierra Wireless, Inc.*	110,100	2,576,340
		10,687,711

Computer Services Software & Systems – 6.5%
A10 Networks, Inc.	103,000	1,481,140
Arlo Technologies, Inc.*	168,500	1,056,495
Avid Technology, Inc.*	31,400	814,830
ChannelAdvisor Corp.*	74,700	1,089,126
Model N, Inc.*	68,700	1,757,346
Perficient, Inc.*	16,900	1,549,561
		7,748,498

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Computer Technology – 1.4%
ScanSource, Inc.*	53,300	$1,659,762

Consumer Lending – 1.0%
EZCORP, Inc.*	158,200	1,188,082

Consumer Services – Miscellaneous – 2.7%
Perion Network Ltd.*	109,000	1,981,620
SP Plus Corp.*	39,500	1,213,440
		3,195,060

Containers & Packaging – 3.7%
Veritiv Corp.*	40,100	4,352,855

Construction – 1.5%
Sterling Construction Co. Inc.*	79,000	1,731,680

Diversified Retail – 0.9%
Global Industrial Co.	32,500	1,097,525

Education Services – 0.5%
Universal Technical Institute, Inc.*	80,000	570,400

Electronic Entertainment – 1.3%
Everi Hldgs. Inc.*	97,500	1,590,225

Energy Equipment – 1.3%
Ameresco, Inc.*	33,808	1,540,292

Financial Data & Systems – 1.5%
International Money Express, Inc.*	85,700	1,754,279

Healthcare Services – 0.8%
RadNet, Inc.*	51,800	895,104

Home Building – 0.9%
M/I Homes, Inc.*	28,400	1,126,344

Insurance – Property Casualty – 0.9%
Employers Hldgs., Inc.	27,000	1,131,030

Luxury Items – 1.3%
Movado Group, Inc.	48,300	1,493,919

Machinery – Agriculture – 2.2%
Titan International, Inc.*	118,400	1,787,840
Titan Machinery, Inc.*	38,900	871,749
		2,659,589

Machinery – Industrial – 1.3%
EnPro Industries, Inc.	18,600	1,523,898

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Medical & Dental Instruments & Supplies – 3.2%
Alphatec Hldgs. Inc.*	176,900	$1,156,926
AngioDynamics, Inc.*	83,200	1,609,920
Cerus Corp.*	196,300	1,038,427
		3,805,273

Medical Equipment – 5.0%
Lantheus Hldgs., Inc.*	90,200	5,955,906

Oil Crude Producer – 1.0%
Earthstone Energy, Inc.*	83,800	1,143,870

Oil Well Equipment & Services – 2.9%
Patterson-UTI Energy, Inc.	123,100	1,940,056
RPC, Inc.*	216,300	1,494,633
		3,434,689

Production Technology Equipment – 10.7%
Aehr Test Systems*	175,300	1,314,750
Axcelis Technologies, Inc.*	87,100	4,776,564
CyberOptics Corp.*	42,800	1,495,432
Impinj, Inc.*	19,900	1,167,533
Photronics, Inc.*	104,300	2,031,764
Ultra Clean Hldgs., Inc.*	66,500	1,979,705
		12,765,748

Scientific Instruments – Electrical – 1.1%
Allied Motion Technologies, Inc.	38,500	879,340
RF Industries Ltd.*	63,900	396,180
		1,275,520

Scientific Instruments – Gauges & Meters – 1.0%
Vishay Precision Group, Inc.*	42,600	1,240,938

Semiconductors & Components – 4.4%
Alpha and Omega Semiconductor Ltd.*	62,000	2,067,080
Amtech Systems, Inc.*	108,900	794,970
CEVA, Inc.*	38,800	1,302,128
SMART Global Hldgs., Inc.*	64,400	1,054,228
		5,218,406

Specialty Retail – 3.2%
Boot Barn Hldgs., Inc.*	25,900	1,784,769
Guess’, Inc.	122,000	2,080,100
		3,864,869

Technology – Miscellaneous – 2.4%
Camtek Ltd.*	59,880	1,488,617
CTS Corp.	39,500	1,344,975
		2,833,592

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Telecommunications Equipment – 2.0%
Clearfield, Inc.*	39,300	$2,434,635

Textiles Apparel & Shoes – 2.7%
Delta Apparel, Inc.*	21,600	612,792
Oxford Industries, Inc.*	15,800	1,402,092
Rocky Brands, Inc.	35,400	1,209,972
		3,224,856

Toys – 2.1%
Funko, Inc.*	112,500	2,511,001

Total Equities
(Cost: $108,037,141)		$116,116,843

Total Investments – 97.5%
(Cost: $108,037,141)		$116,116,843
Other Assets Less Liabilities – 2.5%		3,022,166
Net Assets – 100%		$119,139,009

* Non-income producing security during the period ended June 30, 2022

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Equities – 95.7%

Asset Management & Custodian – 0.7%
Focus Financial Partners, Inc.*	7,600	$258,856

Auto Parts – 1.0%
Visteon Corp.*	3,800	393,604

Back Office Support, Human Resources & Consulting – 5.8%
Forrester Research, Inc.*	11,100	531,024
ICF International, Inc.	5,300	503,500
Insperity, Inc.	4,000	399,320
Korn Ferry	8,500	493,170
NV5 Global, Inc.*	2,700	315,198
		2,242,212

Banks – Diversified – 0.9%
First Foundation, Inc.	17,800	364,544

Banks – Savings, Thrifts & Mortgage Lending – 1.7%
Banc of California, Inc.	26,700	470,454
Flushing Financial Corp.	8,900	189,214
		659,668

Beverage – Brewers & Distillers – 1.8%
MGP Ingredients, Inc.	7,100	710,639

Biotechnology – 1.6%
Halozyme Therapeutics, Inc.*	14,000	616,000

Building Materials – 0.8%
Patrick Industries, Inc.	6,000	311,040

Casinos & Gambling – 0.9%
Monarch Casino and Resort, Inc.*	6,200	363,754

Chemicals – Diversified – 3.3%
Avient Corp.	8,300	332,664
Cabot Corp.	8,900	567,731
Univar Solutions, Inc.*	15,000	373,050
		1,273,445

Communications Technology – 2.0%
Sierra Wireless, Inc.*	33,600	786,240

Computer Services Software & Systems – 3.6%
Cargurus, Inc.*	11,800	253,582
Rapid7, Inc.*	4,400	293,920
TechTarget, Inc.*	5,500	361,460
Teradata Corp.*	13,000	481,130
		1,390,092

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Computer Technology – 3.0%
Super Micro Computer, Inc.*	9,300	$375,255
Synaptics, Inc.*	6,800	802,740
		1,177,995

Consumer Lending – 1.3%
FirstCash Hldgs., Inc.	7,000	486,570

Consumer Services – Miscellaneous – 1.7%
Perion Network Ltd.*	35,300	641,754

Containers & Packaging – 4.1%
O-I Glass, Inc.*	26,000	364,000
Veritiv Corp.*	11,342	1,231,174
		1,595,174

Cosmetics – 1.3%
Inter Parfums, Inc.	6,800	496,808

Diversified Manufacturing Operations – 0.9%
Inmode Ltd.*	15,000	336,150

Diversified Metals & Minerals – 1.3%
Materion Corp.	7,000	516,110

Education Services – 2.0%
Stride, Inc.*	18,600	758,694

Electronic Entertainment – 1.3%
Everi Hldgs., Inc.*	31,600	515,396

Energy Equipment – 1.2%
Ameresco, Inc.*	10,200	464,712

Entertainment – 0.8%
ZipRecruiter, Inc.*	20,200	299,364

Environmental, Maintenance & Security Services – 1.2%
ABM Industries, Inc.	10,600	460,252

Forest Products – 0.8%
UFP Industries, Inc.	4,800	327,072

Healthcare Management Services – 1.3%
Option Care Health, Inc.*	18,500	514,115

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Healthcare Services – 5.1%
Acadia Healthcare Co., Inc.*	9,700	$656,011
AMN Healthcare Services, Inc.*	4,300	471,753
Evolent Health, Inc.*	27,400	841,454
		1,969,218

Home Building – 1.3%
M/I Homes, Inc.*	7,600	301,416
Tri Pointe Homes, Inc.*	11,400	192,318
		493,734

Insurance – Property Casualty – 0.6%
Stewart Information Services Corp.	5,000	248,750

Leisure Time – 2.5%
Callaway Golf Co.*	24,400	497,760
SeaWorld Entertainment, Inc.*	10,300	455,054
		952,814

Machinery – Agriculture – 1.1%
Titan International, Inc.*	29,100	439,410

Machinery – Industrial – 2.5%
Applied Industrial Technologies, Inc.	5,100	490,467
Franklin Electric Co., Inc.	6,800	498,168
		988,635

Manufactured Housing – 1.1%
Skyline Champion Corp.*	8,900	422,038

Medical & Dental Instruments & Supplies – 3.3%
Alphatec Hldgs., Inc.*	51,600	337,464
AngioDynamics, Inc.*	25,700	497,295
Merit Medical Systems, Inc.*	8,500	461,295
		1,296,054

Medical Equipment – 4.5%
Lantheus Hldgs., Inc.*	22,900	1,512,087
Shockwave Medical, Inc.*	1,150	219,846
		1,731,933

Oil Crude Producer – 1.6%
Magnolia Oil & Gas Corp.	14,800	310,652
PDC Energy, Inc.	4,900	301,889
		612,541

Oil Well Equipment & Services – 0.9%
NOV, Inc.	20,700	350,037

Pharmaceuticals – 1.6%
Amphastar Pharmaceuticals, Inc.*	17,900	622,741

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Power Transmission Equipment – 1.8%
Belden, Inc.	12,800	$681,856

Production Technology Equipment – 6.0%
Axcelis Technologies, Inc.*	24,400	1,338,096
Impinj, Inc.*	9,100	533,897
Ultra Clean Hldgs., Inc.*	15,800	470,366
		2,342,359

Scientific Instruments – Pollution Control – 1.3%
Clean Harbors, Inc.*	5,900	517,253

Semiconductors & Components – 5.3%
Diodes, Inc.*	6,900	445,533
MACOM Technology Solutions Hldgs. Inc.*	7,500	345,750
MaxLinear. Inc.*	22,100	750,958
Silicon Laboratories, Inc.*	3,750	525,825
		2,068,066

Specialty Retail – 2.4%
Boot Barn Hldgs., Inc.*	8,200	565,062
Guess’, Inc.	21,100	359,755
		924,817

Telecommunications Equipment – 2.2%
Clearfield, Inc.*	13,500	836,325

Textiles, Apparel & Shoes – 2.7%
Crocs, Inc.*	11,800	574,306
Deckers Outdoor Corp.*	1,800	459,630
		1,033,936

Toys – 1.6%
Funko, Inc.*	30,400	678,528

Total Equities
(Cost: $39,325,283)		$37,171,305

Total Investments – 95.7%
(Cost: $39,325,283)		$37,171,305
Other Assets Less Liabilities – 4.3%		1,679,590
Net Assets – 100%		$38,850,895

* Non-income producing security during the period ended June 30, 2022

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Equities – 97.4%

Australia – 2.4%
Computershare Ltd.*	38,800	$659,879
IDP Education Ltd.	35,000	575,442
		1,235,321

Canada – 2.6%
Aritzia, Inc.*	26,100	706,638
BRP, Inc.	9,600	590,827
		1,297,465

China – 12.5%
Dada Nexus Ltd. ADS*	259,415	2,103,856
Foryou Corp.	132,800	898,849
Han’s Laser Technology Industry Group Co. Ltd.	120,000	593,878
Li Ning Co. Ltd.	180,000	1,667,686
Shanghai Weaver Network Co. Ltd.*	75,000	408,594
YTO Express Group Co. Ltd.	225,000	685,323
		6,358,186

Denmark – 0.9%
ALK-Abello AS*	25,700	446,100

France – 1.7%
Rexel SA	29,700	456,767
Soitec SA*	3,000	426,011
		882,778

Germany – 2.9%
AIXTRON SE	30,000	760,218
Rheinmetall AG*	3,000	692,622
		1,452,840

India – 1.2%
Route Mobile Ltd.*	40,000	629,510

Israel – 0.9%
Inmode Ltd.*	19,400	434,754

Japan – 5.1%
BayCurrent Consulting, Inc.*	2,600	691,775
Food & Life Co. Ltd.*	31,500	672,347
Fuji Electric Co. Ltd.	19,000	786,999
Future Corp.	44,400	455,519
		2,606,640

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Netherlands – 1.5%
BE Semiconductor Industries NV	15,700	$754,725

Norway – 2.0%
Nordic Semiconductor ASA*	66,900	1,037,831

South Korea – 1.0%
LEENO Industrial, Inc.	5,000	500,616

Switzerland – 1.2%
u-blox Hldg. AG*	6,000	607,730

Taiwan – 3.1%
M31 Technology Corp.	201,000	1,585,232

United Kingdom – 11.7%
Ashtead Technology Hldgs. PLC*	372,733	1,007,264
Endava PLC ADS*	9,600	847,392
Intermediate Capital Group PLC	105,100	1,674,691
Oxford Instruments PLC	19,200	461,828
RS GROUP PLC	41,900	443,227
Taylor Wimpey PLC	1,046,900	1,486,560
		5,920,962

United States of America – 46.7%
Acadia Healthcare Co., Inc.*	32,000	2,164,160
Alphatec Hldgs., Inc.*	115,000	752,100
AngioDynamics, Inc.*	25,200	487,620
Axcelis Technologies, Inc.*	25,000	1,371,000
Belden, Inc.	17,900	953,533
Boot Barn Hldgs., Inc.*	15,400	1,061,214
Cabot Corp.	8,400	535,836
Clean Harbors, Inc.*	5,400	473,418
Crocs, Inc.*	34,400	1,674,248
Deckers Outdoor Corp.*	8,600	2,196,010
Evolent Health, Inc.*	19,000	583,490
Halozyme Therapeutics, Inc.*	57,800	2,543,200
Lantheus Hldgs., Inc.*	35,600	2,350,668
Materion Corp.	25,600	1,887,488
Model N, Inc.*	21,200	542,296
Rapid7, Inc.*	8,200	547,760
Skyline Champion Corp.*	8,400	398,328
Super Micro Computer, Inc.*	10,000	403,500
Synaptics, Inc.*	16,100	1,900,605

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Teradata Corp.*	13,300	$492,233
Ultra Clean Hldgs., Inc.*	15,200	452,504
		23,771,211

Total Equities
(Cost: $56,508,403)		$49,521,901

Total Investments – 97.4%
(Cost: $56,508,403)		$49,521,901
Other Assets Less Liabilities – 2.6%		1,346,824
Net Assets – 100%		$50,868,725

* Non-income producing security during the period ended June 30, 2022

ADS—American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Consumer Discretionary	27.6%
Financials	3.3%
Health Care	19.2%
Industrials	11.5%
Information Technology	31.1%
Materials	4.7%

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Equities – 99.3%

Air Freight & Logistics – 4.1%
Milkyway Chemical Supply Chain Service Co. Ltd.	80,000	$1,633,629
YTO Express Group Co. Ltd.	500,032	1,523,035
		3,156,664
Auto Components – 6.0%
Foryou Corp.	210,056	1,421,752
Shenzhen Kedali Industry Co. Ltd.	60,000	1,425,093
Zhejiang Shuanghuan Driveline Co. Ltd.	370,000	1,759,826
		4,606,671

Automobiles – 6.1%
BYD Co. Ltd.	45,000	1,800,734
Li Auto, Inc.*	70,000	1,363,996
Xpeng, Inc.*	95,000	1,530,305
		4,695,035

Beverages – 3.4%
China Resources Beer Hldgs. Co. Ltd.	180,000	1,341,948
Luzhou Laojiao Co. Ltd.*	35,000	1,288,992
		2,630,940

Capital Markets – 0.5%
East Money Information Co. Ltd.	110,000	417,370

Chemicals – 2.0%
Yunnan Energy New Material Co. Ltd.	40,000	1,496,497

Electrical Equipment – 6.6%
Hongfa Technology Co. Ltd.	238,092	1,488,455
Ming Yang Smart Energy Group Ltd.	350,052	1,767,438
Ningbo Orient Wires & Cables Co. Ltd.	155,000	1,773,598
		5,029,491

Electronic Equipment, Instruments & Components – 2.4%
E Ink Hldgs., Inc.*	60,000	380,379
Wuhan DR Laser Technology Corp. Ltd.	56,016	1,445,941
		1,826,320

Entertainment – 1.7%
NetEase, Inc.	70,000	1,285,492

Food Products – 3.2%
Beijing Dabeinong Technology Group Co. Ltd.*	200,000	233,333
COFCO Joycome Foods Ltd.	2,100,000	1,016,975
Shanghai Milkground Food Tech Co. Ltd.*	170,000	1,188,474
		2,438,782

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Healthcare Providers & Services – 2.1%
Hygeia Healthcare Hldgs. Co. Ltd.*	240,000	$1,595,045

Hotels, Restaurants & Leisure – 6.0%
Huazhu Group Ltd.	350,000	1,355,967
Jiumaojiu International Hldgs. Ltd.	600,000	1,594,280
Trip.com Group Ltd.*	15,000	423,612
Yum China Hldgs., Inc.	25,500	1,236,750
		4,610,609

Independent Power & Renewable Electricity Producers – 0.4%
China Longyuan Power Group Corp. Ltd.	150,000	289,800

Information Technology Services – 0.6%
GDS Hldgs. Ltd.*	110,000	463,310

Interactive Media & Services – 1.5%
Tencent Hldgs. Ltd.	25,000	1,129,123

Internet & Direct Marketing Retail – 16.7%
Alibaba Group Hldg. Ltd.*	240,000	3,422,542
Dada Nexus Ltd. ADS*	160,000	1,297,600
JD Health International, Inc.*	200,000	1,568,792
JD.com, Inc.	55,000	1,771,933
Meituan*	90,000	2,227,405
Pinduoduo, Inc. ADS*	40,000	2,472,000
		12,760,272

Life Sciences Tools & Services – 2.7%
Wuxi Biologics (Cayman), Inc.*	225,000	2,058,801

Machinery – 4.2%
Han’s Laser Technology Industry Group Co. Ltd.	110,000	544,389
LK Technology Hldgs. Ltd.*	400,000	764,643
Ningbo Deye Technology Co. Ltd.*	44,972	1,880,288
		3,189,320

Metals & Mining – 6.8%
China Hongqiao Group Ltd.	700,000	791,278
Ganfeng Lithium Co. Ltd.	118,000	1,298,529
Yongxing Special Materials Technology Co. Ltd.	70,082	1,593,472
Zhejiang Huayou Cobalt Co. Ltd.	104,000	1,485,515
		5,168,794

Oil, Gas & Consumable Fuels – 1.4%
Yankuang Energy Group Co. Ltd.*	350,000	1,097,263

Pharmaceuticals – 0.6%
Shenyang Xingqi Pharmaceutical Co. Ltd.*	20,000	458,061

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Professional Services – 0.2%
Centre Testing International Group Co. Ltd.	50,050	$173,530

Real Estate Management & Development – 7.0%
China Resources Mixc Lifestyle Services Ltd.	251,538	1,246,983
Ever Sunshine Lifestyle Services Group Ltd.	810,000	1,032,268
KE Hldgs., Inc. ADS*	90,000	1,615,500
Longfor Group Hldgs. Ltd.	310,000	1,463,718
		5,358,469

Semiconductors & Semiconductor Equipment – 3.1%
BOE Varitronix Ltd.*	350,000	702,962
JA Solar Technology Corp. Ltd.	140,112	1,651,381
		2,354,343

Specialty Retail – 1.6%
China Tourism Group Duty Free Corp. Ltd.*	35,000	1,217,835

Technology Hardware, Storage & Peripherals – 1.7%
Ninestar Corp.*	170,000	1,285,482

Tobacco – 1.6%
Smoore International Hldgs. Ltd.*	400,000	1,233,624

Textiles, Apparel & Luxury Goods – 2.0%
Li Ning Co. Ltd.	165,000	1,528,712

Transportation Infrastructure – 1.6%
Shanghai International Airport Co. Ltd.*	140,000	1,185,784

Utilities – Gas – 1.5%
China Resources Gas Group Ltd.*	250,000	1,164,486

Total Equities
(Cost: $67,391,599)		$75,905,925

Total Investments – 99.3%
(Cost: $67,391,599)		$75,905,925
Other Assets Less Liabilities – 0.7%		534,966
Net Assets – 100%		$76,440,891

* Non-income producing security during the period ended June 30, 2022

ADS—American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People’s Republic of China, Taiwan and Hong Kong)	99.3%
See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Equities – 97.2%

Australia – 10.9%
Charter Hall Group.	83,000	$620,438
Computershare Ltd.	174,700	2,971,154
Elders Ltd.	216,300	1,879,636
Evolution Mining Ltd.	559,100	918,455
GrainCorp Ltd.*	281,200	1,845,812
IDP Education Ltd.	214,200	3,521,703
JB Hi-Fi Ltd.*	21,100	560,123
Uniti Group Ltd.*	1,908,900	6,482,460
		18,799,781

Austria – 2.2%
AT & S Austria Technologie & Systemtechnik AG*	71,600	3,826,871

Belgium – 1.2%
VGP NV	6,200	987,634
Warehouses de Pauw NV	36,100	1,134,982
		2,122,616

Canada – 15.2%
Aritzia, Inc.*	147,600	3,996,162
ATS Automation Tooling Systems, Inc.*	145,300	3,990,332
BRP, Inc.	45,000	2,769,500
Colliers International Group, Inc.	11,900	1,303,804
Finning International, Inc.	66,200	1,393,224
Gildan Activewear, Inc.	88,000	2,532,940
Parex Resources, Inc.	243,724	4,127,706
Sleep Country Canada Hldgs., Inc.	81,500	1,520,844
TFI International, Inc.	22,400	1,798,160
Toromont Industries Ltd.	21,200	1,714,183
Trisura Group Ltd.*	38,800	1,004,664
		26,151,519

Denmark – 1.5%
ALK-Abello A/S*	65,160	1,131,046
D/S Norden A/S	41,400	1,434,908
		2,565,954

Finland – 3.9%
Metso Outotec Oyj	365,200	2,736,512
Outokumpu Oyj	550,800	2,277,779
QT Group Oyj*	23,800	1,755,942
		6,770,233

France – 3.2%
Alten SA	7,100	772,354
Rexel SA	312,100	4,799,903
		5,572,257

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Germany – 8.6%
AIXTRON SE	183,000	$4,637,330
Aurelius Equity Opportunities SE	49,323	1,049,316
HelloFresh SE*	73,700	2,382,776
Rheinmetall AG	19,700	4,548,218
Sixt SE	20,200	2,071,442
		14,689,082

Israel – 2.2%
Nova Ltd.*	43,100	3,815,643

Italy – 0.5%
Banca IFIS SpA	66,200	937,290

Japan – 13.4%
BayCurrent Consulting, Inc.	23,000	6,119,546
Daiwa Securities Group, Inc.	1,337,800	5,975,139
Food & Life Co. Ltd.*	160,200	3,419,363
Fuji Electric Co. Ltd.	85,000	3,520,784
Future Corp.	209,100	2,145,248
M&A Capital Partners Co. Ltd.*	69,900	1,836,627
		23,016,707

Netherlands – 8.1%
Aalberts NV	60,100	2,342,401
Alfen NV*	45,200	4,176,097
BE Semiconductor Industries NV	38,466	1,849,125
Constellium SE*	422,100	5,575,941
		13,943,564

Norway – 4.2%
Aker Solutions ASA	363,600	987,841
Nordic Semiconductor ASA*	346,600	5,376,862
Wallenius Wilhelmsen ASA	155,400	836,977
		7,201,680

Spain – 1.6%
Laboratorios Farmaceuticos Rovi SA*	41,400	2,533,808

Sweden – 4.1%
Addtech AB*	48,600	633,760
Arjo AB	56,300	356,078
Cint Group AB*	204,900	1,140,692
Hexatronic Group AB	392,300	2,922,174
Nordnet AB	127,100	1,661,154
Thule Group AB	9,100	223,546
		6,937,404

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
United Kingdom – 16.4%
Endava PLC ADS*	30,800	$2,718,716
Future PLC	157,700	3,307,573
Howden Joinery Group PLC	112,300	823,761
IMI PLC	75,900	1,083,758
Intermediate Capital Group PLC	213,700	3,405,153
LondonMetric Property PLC	451,000	1,253,906
Man Group PLC	1,408,300	4,282,329
Marks & Spencer Group PLC*	1,681,300	2,773,173
Morgan Sindall Group PLC	40,600	900,465
OSB Group PLC	221,800	1,296,511
Redrow PLC	229,200	1,366,551
RS GROUP PLC	78,600	831,447
Safestore Hldgs. PLC	39,700	512,741
Taylor Wimpey PLC	1,198,000	1,701,116
The Sage Group PLC	216,400	1,672,194
		27,929,394

Total Equities
(Cost: $192,198,329)		$166,813,803

Total Investments – 97.2%
(Cost: $192,198,329)		$166,813,803
Other Assets Less Liabilities – 2.8%		4,892,834
Net Assets – 100%		$171,706,637

* Non-income producing security during the period ended June 30, 2022

ADS—American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	5.7%
Consumer Discretionary	12.6%
Consumer Staples	5.2%
Energy	3.0%
Financials	12.5%
Healthcare	2.3%
Industrials	28.3%
Information Technology	19.0%
Materials	5.1%
Real Estate	3.5%

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Equities – 90.0%

Argentina – 0.7%
Despegar.com Corp.*	11,600	$93,960

Australia – 1.8%
IDP Education Ltd.	14,800	243,330

Brazil – 6.0%
Afya Ltd.*	12,500	124,375
Arco Platform Ltd.*	12,500	186,625
Locaweb Servicos de Internet SA*	80,600	86,552
LOG Commercial Properties e Participacoes SA	25,000	87,274
TOTVS SA	69,900	310,667
		795,493

Canada – 0.7%
Parex Resources, Inc.	5,800	98,229

Chile – 2.4%
Falabella SA	87,800	205,710
GeoPark Ltd.	8,300	107,236
		312,946

China – 25.9%
Chongqing Brewery Co. Ltd.	11,100	243,081
Dada Nexus Ltd. ADS*	92,600	750,986
Hangzhou Robam Appliances Co. Ltd.	61,000	328,314
Kingdee International Software Group Co. Ltd.*	111,000	260,284
Kingsoft Cloud Hldgs. Ltd. ADS*	121,400	540,230
Thunder Software Technology Co. Ltd.*	7,000	136,438
Weimob, Inc.*	310,000	211,755
Wolong Electric Group Co. Ltd.*	64,500	138,938
Xiabuxiabu Catering Management China Hldgs. Co. Ltd.*	250,000	136,680
Yantai Jereh Oilfield Services Group Co. Ltd.	42,700	257,056
Yijiahe Technology Co. Ltd.*	41,248	422,691
		3,426,453

France – 2.4%
Gaztransport & Technigaz SA	2,550	319,351

Greece – 1.6%
Greek Organization of Football Prognostics SA*	14,500	207,425

Hungary – 1.1%
Richter Gedeon Nyrt	8,000	144,423

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
India – 8.3%
Affle India Ltd.*	8,500	$114,123
Amber Enterprises India Ltd.*	2,800	79,656
Container Corp. of India Ltd.	13,900	104,603
L&T Technology Services Ltd.	2,100	80,594
Linde India Ltd.	4,200	170,087
Route Mobile Ltd.	11,500	180,984
Varun Beverages Ltd.*	21,918	219,409
Vinati Organics Ltd.*	6,000	150,652
		1,100,108
Indonesia – 9.4%
PT Indofood CBP Sukses Makmur Tbk*	260,000	166,672
PT Industri Jamu dan Farmasi Sido Muncul Tbk	2,390,711	160,477
PT Mitra Adiperkasa Tbk*	4,737,900	311,673
PT Prodia Widyahusada Tbk	292,000	127,404
PT Sumber Alfaria Trijaya Tbk	1,910,500	261,616
PT United Tractors Tbk	114,000	217,325
		1,245,167

Malaysia – 0.9%
My E.G. Services Bhd*	600,000	119,796

Mexico – 2.4%
Alsea, S.A.B. de CV*	88,300	167,208
Controladora Vuela Compania de Aviacion, S.A.B de CV ADS*	14,000	143,780
		310,988

Philippines – 1.0%
Wilcon Depot, Inc.	291,500	126,174

Poland – 0.9%
Dino Polska SA*	1,600	113,893

South Africa – 1.5%
Clicks Group Ltd.	6,780	113,902
Karooooo Ltd.*	3,700	80,845
		194,747

South Korea – 6.3%
Classys, Inc.	18,450	202,490
LEENO Industrial, Inc.	1,909	191,135
LG Innotek Co. Ltd.*	718	189,398
Nice Information Service Co. Ltd.	9,392	104,163
SaraminHR Co. Ltd.	5,500	149,318
		836,504

Sweden – 0.3%
Medicover AB	3,500	45,607

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Switzerland – 0.7%
Wizz Air Hldgs. PLC*	4,209	$89,867

Taiwan – 12.4%
Airtac International Group*	5,000	166,647
ASPEED Technology, Inc.	4,400	281,164
Chailease Hldg. Co. Ltd.	17,499	122,710
Chief Telecom, Inc.	11,000	103,587
Innodisk Corp.*	18,340	100,232
M31 Technology Corp.	23,000	181,395
momo.com, Inc.	7,440	159,642
Pan Jit International, Inc.*	98,000	207,645
Sinbon Electronics Co. Ltd.*	18,000	153,766
Taiwan FamilyMart Co. Ltd.*	12,000	75,874
Yageo Corp.*	9,000	93,228
		1,645,890

Thailand – 1.1%
Mega Lifesciences PCL	106,000	151,407

Vietnam – 2.2%
Masan Group Corp.*	28,800	138,646
Viettel Construction	54,182	144,393
		283,039

Total Equities
(Cost: $11,444,300)		$11,904,797

Total Investments – 90.0%
(Cost: $11,444,300)		$11,904,797
Other Assets Less Liabilities – 10.0%		1,320,803
Net Assets – 100%		$13,225,600

* Non-income producing security during the period ended June 30, 2022

ADS—American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	2.7%
Consumer Discretionary	23.6%
Consumer Staples	11.3%
Energy	7.6%
Financials	0.9%
Healthcare	5.1%
Industrials	10.6%
Information Technology	25.1%
Materials	2.4%
Real Estate	0.7%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2022 (unaudited)

	Micro-Cap Fund	Small-Cap Opportunities Fund	Global Opportunities Fund
ASSETS
Investment securities at value[a]	$116,116,843	$37,171,305	$49,521,901
Cash	2,839,155	1,697,209	1,264,071
Receivable from securities sold	560,252	—	—
Dividends and interest receivable	14,141	4,509	139,039
Prepaid expenses	27,969	18,598	21,823
Total Assets	119,558,360	38,891,621	50,946,834

LIABILITIES
Payable for securities purchased	265,712	—	—
Payable to advisor (see note 3)	102,612	16,940	36,980
Payable to distributor	15,328	5,448	6,980
Accrued expenses	35,699	18,338	34,149
Total Liabilities	419,351	40,726	78,109
NET ASSETS	$119,139,009	$38,850,895	$50,868,725

NET ASSETS
Investor Class	$71,732,359	$26,289,799	$32,440,697
Institutional Class	47,406,650	12,561,096	18,428,028
Total	$119,139,009	$38,850,895	$50,868,725

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	2,559,933	1,573,261	1,411,481
Institutional Class	1,663,983	737,593	788,409
Total	4,223,916	2,310,854	2,199,890

NET ASSET VALUE
Investor Class, offering price and redemption price	$28.02	$16.71	$22.98
Institutional Class, offering price and redemption price	$28.49	$17.03	$23.37

ANALYSIS OF NET ASSETS
Capital	$110,942,172	$40,394,546	$57,370,927
Accumulated earnings (losses)	8,196,837	(1,543,651)	(6,502,202)
Net assets	$119,139,009	$38,850,895	$50,868,725

[a] Investment securities at cost	$108,037,141	$39,325,283	$56,508,403

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2022 (unaudited) (continued)

	China Opportunities Fund	International Opportunities Fund	Emerging Markets Fund
ASSETS
Investment securities at value[a]	$75,905,925	$166,813,803	$11,904,797
Cash	285,358	3,363,803	1,335,183
Foreign Currency[b]	271,282	7,255	143,495
Receivable from securities sold	1,058,013	771,038	176,750
Dividends and interest receivable	224,505	1,027,661	19,590
Prepaid expenses	18,568	29,017	21,706
Total Assets	77,763,651	172,012,577	13,601,521

LIABILITIES
Payable for securities purchased	1,188,366	—	305,010
Payable to advisor (see note 3)	71,917	146,988	1,295
Payable to distributor	11,521	38,187	371
Accrued expenses	50,956	120,765	69,245
Total Liabilities	1,322,760	305,940	375,921
NET ASSETS	$76,440,891	$171,706,637	$13,225,600

NET ASSETS
Investor Class	$59,828,511	$171,706,637	$1,787,528
Institutional Class	16,612,380	—	11,438,072
Total	$76,440,891	$171,706,637	$13,225,600

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	6,639,313	10,231,919	170,527
Institutional Class	1,814,874	—	1,080,197
Total	8,454,187	10,231,919	1,250,724

NET ASSET VALUE
Investor Class, offering price and redemption price	$9.01	$16.78	$10.48
Institutional Class, offering price and redemption price	$9.15	$—	$10.59

ANALYSIS OF NET ASSETS
Capital	$81,420,711	$212,790,443	$13,541,730
Accumulated losses	(4,979,820)	(41,083,806)	(316,130)
Net assets	$76,440,891	$171,706,637	$13,225,600

[a] Investment securities at cost	$67,391,599	$192,198,329	$11,444,300
[b] Foreign currency at cost	$271,309	$7,228	$143,550

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2022 (unaudited)

	Micro-Cap Fund	Small-Cap Opportunities Fund
INVESTMENT INCOME
Dividends	$326,638	$61,883
Total investment income	326,638	61,883

EXPENSES
Investment advisory fees (see note 3)	391,574	65,928
Management fees (see note 3)	261,049	65,928
Distribution fees and shareholder services (see note 3)	94,361	25,644
Transfer agent fees and expenses	60,946	21,730
Custodian fees and expenses	10,718	5,357
Accounting services fees	27,939	12,546
Federal and state registration fees	19,324	16,280
Other	44,416	19,246
Total expenses before reimbursed expenses	910,327	232,659
Earnings credit (see note 6)	(2,029)	(2,677)
Expense reimbursement (see note 3)	—	(39,518)
Total expenses	908,298	190,464
NET INVESTMENT LOSS	(581,660)	(128,581)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	745,237	506,124
Change in net unrealized appreciation/depreciation on investments	(33,065,710)	(9,115,777)
Net realized/unrealized losses on investments	(32,320,473)	(8,609,653)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,902,133)	$(8,738,234)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2022 (unaudited) (continued)

	Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund	Emerging Markets Fund
INVESTMENT INCOME
Dividends[a]	$317,608	$494,084	$2,455,478	$81,416
Total investment income	317,608	494,084	2,455,478	81,416

EXPENSES
Investment advisory fees (see note 3)	130,328	456,610	1,415,364	83,310
Management fees (see note 3)	117,931	—	—	—
Distribution fees and shareholder services (see note 3)	49,576	74,880	283,073	2,164
Transfer agent fees and expenses	31,349	58,330	204,434	15,990
Custodian fees and expenses	20,969	56,434	63,672	23,770
Accounting services fees	17,767	23,646	45,678	12,356
Federal and state registration fees	15,854	18,748	17,958	16,827
Audit fees	10,744	10,744	10,746	10,744
Other	18,755	22,980	66,047	6,395
Total expenses before reimbursed expenses	413,273	722,372	2,106,972	171,556
Earnings credit (see note 6)	(1,793)	(2,291)	(1,001)	(1,580)
Expense reimbursement (see note 3)	—	—	(294,304)	(67,843)
Total Expenses	411,480	720,081	1,811,667	102,133
NET INVESTMENT INCOME (LOSS)	(93,872)	(225,997)	643,811	(20,717)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized losses on investment transactions	(363,577)	(13,241,416)	(8,972,644)	(996,218)
Net realized foreign capital gains tax	—	—	—	(10,384)
Net realized losses on foreign currency transactions	(6,041)	(17,714)	(29,959)	(5,646)
Net realized losses on investments and foreign currency transactions	(369,618)	(13,259,130)	(9,002,603)	(1,012,248)
Change in net deferred foreign capital gains taxes on unrealized appreciation/ depreciation	—	—	—	30,471
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(26,158,745)	(6,933,017)	(98,952,966)	(2,545,651)
Net realized/unrealized losses on investments and foreign currencies	(26,528,363)	(20,192,147)	(107,955,569)	(3,527,428)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,622,235)	$(20,418,144)	$(107,311,758)	$(3,548,145)

a       Dividends are net of foreign withholding tax of $23,474, $16,030, $279,173, and $16,024 for the Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund respectively.
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment loss	$(581,660)	$(1,096,106)
Net realized gains on investment transactions	745,237	31,544,351
Change in net unrealized appreciation/depreciation on investments	(33,065,710)	12,706,177
Net increase (decrease) in net assets resulting from operations	(32,902,133)	43,154,422

FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	—	(17,266,714)
Institutional Class	—	(11,065,037)
Net decrease in net assets from distributions	—	(28,331,751)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	25,492,356	36,156,710
Proceeds from reinvestment of distributions	—	16,519,001
Redemption of shares (see note 5)	(21,581,449)	(18,912,822)
Net increase from investor class share transactions	3,910,907	33,762,889
Institutional Class
Proceeds from sale of shares	23,481,492	13,443,503
Proceeds from reinvestment of distributions	—	4,327,680
Redemption of shares (see note 5)	(13,028,970)	(5,332,751)
Net increase from institutional class share transactions	10,452,522	12,438,432
Redemption fees (see note 5)	59,793	46,967
Net increase in net assets resulting from capital share transactions	14,423,222	46,248,288
Total increase (decrease) in net assets	(18,478,911)	61,070,959

NET ASSETS
Beginning of period	137,617,920	76,546,961
End of period	$119,139,009	$137,617,920

TRANSACTIONS IN SHARES
Investor Class
Shares sold	800,976	906,972
Shares issued in reinvestment of distributions	—	461,296
Less shares redeemed	(682,863)	(484,941)
Net increase from investor class share transactions	118,113	883,327
Institutional Class
Shares sold	717,758	320,473
Shares issued in reinvestment of distributions	—	119,023
Less shares redeemed	(426,728)	(129,108)
Net increase from institutional class share transactions	291,030	310,388
Net increase from capital share transactions	409,143	1,193,715

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment loss	$(128,581)	$(238,629)
Net realized gains on investment transactions	506,124	5,904,644
Change in net unrealized appreciation/depreciation on investments	(9,115,777)	1,849,942
Net increase (decrease) in net assets resulting from operations	(8,738,234)	7,515,957

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(3,123,678)
Institutional Class	—	(2,406,568)
Net decrease in net assets from distributions	—	(5,530,246)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	19,320,735	7,952,725
Proceeds from reinvestment of distributions	—	2,713,282
Redemption of shares (see note 5)	(3,854,525)	(2,502,149)
Net increase from investor class share transactions	15,466,210	8,163,858
Institutional Class
Proceeds from sale of shares	4,758,683	1,774,000
Proceeds from reinvestment of distributions	—	1,540,672
Redemption of shares (see note 5)	(1,703,510)	(1,053,050)
Net increase from institutional class share transactions	3,055,173	2,261,622
Redemption fees (see note 5)	18,890	4,859
Net increase in net assets resulting from capital share transactions	18,540,273	10,430,339
Total increase in net assets	9,802,039	12,416,050

NET ASSETS
Beginning of period	29,048,856	16,632,806
End of period	$38,850,895	$29,048,856

TRANSACTIONS IN SHARES
Investor Class
Shares sold	1,021,947	317,889
Shares issued in reinvestment of distributions	—	126,140
Less shares redeemed	(206,364)	(111,005)
Net increase from investor class share transactions	815,583	333,024
Institutional Class
Shares sold	243,812	76,279
Shares issued in reinvestment of distributions	—	70,382
Less shares redeemed	(86,729)	(45,184)
Net increase from institutional class share transactions	157,083	101,477
Net increase from capital share transactions	972,666	434,501

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment loss	$(93,872)	$(592,981)
Net realized gains (losses) on investment and foreign currency transactions	(369,618)	18,504,114
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(26,158,745)	(4,663,916)
Net increase (decrease) in net assets resulting from operations	(26,622,235)	13,247,217

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(10,952,215)
Institutional Class	—	(4,909,922)
Net decrease in net assets from distributions	—	(15,862,137)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,697,480	7,705,053
Proceeds from reinvestment of distributions	—	9,853,010
Redemption of shares (see note 5)	(4,403,530)	(8,274,566)
Net increase (decrease) from investor class share transactions	(2,706,050)	9,283,497
Institutional Class
Proceeds from sale of shares	6,268,839	6,574,138
Proceeds from reinvestment of distributions	—	3,645,759
Redemption of shares (see note 5)	(2,933,590)	(2,714,588)
Net increase from institutional class share transactions	3,335,249	7,505,309
Redemption fees (see note 5)	1,393	11,495
Net increase in net assets resulting from capital share transactions	630,592	16,800,301
Total increase (decrease) in net assets	(25,991,643)	14,185,381

NET ASSETS
Beginning of period	76,860,368	62,674,987
End of period	$50,868,725	$76,860,368

TRANSACTIONS IN SHARES
Investor Class
Shares sold	60,092	179,412
Shares issued in reinvestment of distributions	—	279,360
Less shares redeemed	(160,182)	(195,351)
Net increase (decrease) from investor class share transactions	(100,090)	263,421
Institutional Class
Shares sold	234,546	153,008
Shares issued in reinvestment of distributions	—	101,780
Less shares redeemed	(102,270)	(62,733)
Net increase from institutional class share transactions	132,276	192,055
Net increase from capital share transactions	32,186	455,476

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment loss	$(225,997)	$(672,492)
Net realized gains (losses) on investment and foreign currency transactions	(13,259,130)	28,850,352
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(6,933,017)	(34,074,056)
Net decrease in net assets resulting from operations	(20,418,144)	(5,896,196)

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(24,499,105)
Institutional Class	—	(4,324,663)
Net decrease in net assets from distributions	—	(28,823,768)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	3,325,134	10,556,082
Proceeds from reinvestment of distributions	—	22,926,946
Redemption of shares (see note 5)	(6,990,122)	(21,557,737)
Net increase (decrease) from investor class share transactions	(3,664,988)	11,925,291
Institutional Class
Proceeds from sale of shares	6,761,248	2,825,562
Proceeds from reinvestment of distributions	—	3,592,224
Redemption of shares (see note 5)	(2,512,068)	(7,413,774)
Net increase (decrease) from institutional class share transactions	4,249,180	(995,988)
Redemption fees (see note 5)	9,957	30,950
Net increase from capital share transactions	594,149	10,960,253
Total decrease in net assets	(19,823,995)	(23,759,711)

NET ASSETS
Beginning of period	96,264,886	120,024,597
End of period	$76,440,891	$96,264,886

TRANSACTIONS IN SHARES
Investor Class
Shares sold	366,891	641,145
Shares issued in reinvestment of distributions	—	2,012,901
Less shares redeemed	(769,394)	(1,312,152)
Net increase (decrease) from investor class share transactions	(402,503)	1,341,894
Institutional Class
Shares sold	803,732	191,107
Shares issued in reinvestment of distributions	—	310,746
Less shares redeemed	(294,888)	(429,627)
Net increase from institutional class share transactions	508,844	72,226
Net increase from capital share transactions	106,341	1,414,120

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment income (loss)	$643,811	$(2,693,822)
Net realized gains (losses) on investments and foreign currency transactions	(9,002,603)	68,274,853
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(98,952,966)	(60,205,704)
Net increase (decrease) in net assets resulting from operations	(107,311,758)	5,375,327

FROM DISTRIBUTIONS
Distributions to shareholders	—	(54,761,352)
Net decrease in net assets from distributions	—	(54,761,352)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	16,696,488	55,352,019
Proceeds from reinvestment of distributions	—	48,423,319
Redemption of shares (see note 5)	(48,067,005)	(71,434,390)
Redemption fees (see note 5)	32,647	46,955
Net increase (decrease) from capital share transactions	(31,337,870)	32,387,903
Total decrease in net assets	(138,649,628)	(16,998,122)

NET ASSETS
Beginning of period	310,356,265	327,354,387
End of period	$171,706,637	$310,356,265

TRANSACTIONS IN SHARES
Shares sold	778,851	1,709,411
Shares issued in reinvestment of distributions	—	1,832,828
Less shares redeemed	(2,258,773)	(2,214,866)
Net increase (decrease) from capital share transactions	(1,479,922)	1,327,373

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Markets Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment loss	$(20,717)	$(81,243)
Net realized gains (losses) on investments and foreign currency transactions	(1,012,248)	1,728,935
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(2,515,180)	(205,546)
Net increase (decrease) in net assets resulting from operations	(3,548,145)	1,442,146

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(203,953)
Institutional Class	—	(1,523,671)
Net decrease in net assets from distributions	—	(1,727,624)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	773,222	1,259,242
Proceeds from reinvestment of distributions	—	186,395
Redemption of shares (see note 5)	(165,349)	(481,241)
Net increase from investor class share transactions	607,873	964,396
Institutional Class
Proceeds from sale of shares	2,925,791	1,312,840
Proceeds from reinvestment of distributions	—	1,143,509
Redemption of shares (see note 5)	(319,627)	(309,129)
Net increase from institutional class share transactions	2,606,164	2,147,220
Redemption fees (see note 5)	3,086	2,746
Net increase in net assets resulting from capital share transactions	3,217,123	3,114,362
Total increase (decrease) in net assets	(331,022)	2,828,884

NET ASSETS
Beginning of period	13,556,622	10,727,738
End of period	$13,225,600	$13,556,622

TRANSACTIONS IN SHARES
Investor Class
Shares sold	64,079	81,184
Shares issued in reinvestment of distributions	—	13,726
Less shares redeemed	(14,333)	(31,287)
Net increase from investor class share transactions	49,746	63,623
Institutional Class
Shares sold	239,897	88,151
Shares issued in reinvestment of distributions	—	83,407
Less shares redeemed	(25,768)	(20,438)
Net increase from investor class share transactions	214,129	151,120
Net increase from capital share transactions	263,875	214,743
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited)

1. Description of Organization

Description of business.    The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of eight Funds of which six are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Emerging Markets Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Each Fund in this report except for Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis International Opportunities Fund offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

Investment valuation.    Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Emerging Markets Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.    In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•        Level 1 – Quoted prices in active markets for identical securities.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•        Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2022:

Micro-Cap Fund		Small-Cap Opportunities Fund
Level 1 – Equities	$116,116,843	$37,171,305
Total Level 1	116,116,843	37,171,305
Level 2	—	—
Level 3	—	—
Total Investments	$116,116,843	$37,171,305
Global Opportunities Fund		China Opportunities Fund	International Opportunities Fund
Level 1 – Equities
Total Asia	$12,114,938	$75,905,925	$26,832,350
Total Australia	1,235,321	—	18,799,781
Total Europe	11,102,966	—	95,030,153
Total North America	25,068,676	—	26,151,519
Total South America	—	—	—
Total Level 1	49,521,901	75,905,925	166,813,803
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$49,521,901	$75,905,925	$166,813,803

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

Emerging Markets Fund
Level 1 – Equities
Total Asia	$8,934,538
Total Africa	194,747
Total Australia	243,330
Total Europe	920,566
Total North America	409,217
Total South America	1,202,399
Total Level 1	11,904,797
Level 2	—
Level 3	—
Total Investments	$11,904,797

The Funds’ assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign Currency Transactions.    The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.    Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund Share Valuation.    Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

Investment Transactions and Investment Income.    Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Expense Allocations.    The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal Income Taxes and Dividends to Shareholders.    It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2022. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year ended December 31, 2021, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (‘‘PFIC’’) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2021, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated earnings (loss) as follows:

	Increases/(Decrease)
Capital		Accumulated Earnings (Loss)
Micro-Cap Fund	$2,115,141	$(2,115,141)
Global Opportunities Fund	1,552,718	(1,552,718)
Small-Cap Opportunities Fund	498,909	(498,909)
China Opportunities Fund	5,052,339	(5,052,339)
International Opportunities Fund	1,632,358	(1,632,358)
Emerging Markets Fund	(83,369)	83,369

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$ 6,601,079	$ 21,730,672	$ 28,331,751
Global Opportunities Fund	2,861,842	13,000,295	15,862,137
Small-Cap Opportunities Fund	2,861,415	2,688,831	5,530,246
China Opportunities Fund	4,018,595	24,805,173	28,823,768
International Opportunities Fund	—	54,761,352	54,761,352
Emerging Markets Fund	15,223	1,712,401	1,727,624

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$ —	$ —	$ —
Global Opportunities Fund	—	3,445,739	3,445,739
Small-Cap Opportunities Fund	—	649,187	649,187
China Opportunities Fund	3,116,458	9,324,969	12,441,427
International Opportunities Fund	1,290,124	—	1,290,124
Emerging Markets Fund	—	—	—

The International Opportunities Fund utilized $8,525,215, respectively, of its capial loss carryforwards during the year ended December 31, 2021.

As of December 31, 2021 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed ordinary income (deficit)	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation/ (Depreciation) foreign currency translations and India sales tax
Micro-Cap Fund	$ —	$ —	$ —	$ 41,098,971	$ —
Global Opportunities Fund	—	1,327,220	—	18,746,003	406
Small-Cap Opportunities Fund	—	263,165	—	6,931,416	—
China Opportunities Fund	—	670,331	—	14,767,974	18
International Opportunities Fund	—	—	—	66,225,392	3,561
Emerging Markets Fund	—	336,985	—	2,965,453	(70,422)

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

Accumulated capital and other losses consists of timing differences related to wash sales and capital loss carryforwards.

As of December 31, 2021 the cost of investments for federal income tax purposes are as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation
Micro-Cap Fund	$ 97,975,649	$ 43,780,107	$ (2,681,136)	$ 41,098,971
Global Opportunities Fund	55,843,137	20,352,799	(1,606,796)	18,746,003
Small-Cap Opportunities Fund	22,039,488	7,391,236	(459,820)	6,931,416
China Opportunities Fund	80,032,217	17,301,320	(2,533,346)	14,767,974
International Opportunities Fund	240,868,784	72,131,475	(5,906,083)	66,225,392
Emerging Markets Fund	9,776,967	3,815,023	(849,570)	2,965,453

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2022, open Federal tax years include the tax years ended 2018 through 2022. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.    Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.    Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Global Opportunities, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

fees at an annual rate equal to .60% of average daily net assets. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. For investment advisory and management services, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25%, 1.25% and 1.25% of average daily net assets, respectively. For the period ended June 30, 2022, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund incurred investment advisory fees totaling $391,574, $65,928 and $130,328, respectively. For the period ended June 30, 2022, the China Opportunities Fund, International Opportunities Fund, and Emerging Market Fund incurred investment advisory fees totaling $456,610, $1,415,364 and $83,310, respectively.

Management agreement.    For management services and facilities furnished, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2022, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund incurred management fees totaling $261,049, $65,928, and $117,931, respectively.

Expense reimbursement.    OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.25%, 2.24%, 1.60% and 1.75% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Global Opportunities Fund and Micro-Cap Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund and Emerging Markets Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.00%, 1.99% and 1.50% expressed as a percentage of the Funds’ average daily net assets, respectively. For the period ended June 30, 2022 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund in the amount of $39,518, $294,304, and $67,843, respectively.

Officers and trustees.    Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2022, the Trust made no direct payments to its officers and paid $62,167 to its unaffiliated trustees.

Distribution and shareholder service agreement.    The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the period ended

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

June 30, 2022, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund incurred distribution fees totaling $94,361, $25,644, $49,576, $74,880, $283,073, and $2,164, respectively.

Affiliated Commissions.    For the period ended June 30, 2022, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2022, other than money market investments, aggregated $49,774,650 and $40,369,961, respectively, for the Micro-Cap Fund, $24,860,348 and $8,050,295, respectively, for the Small-Cap Opportunities Fund, $22,836,411 and $21,345,937, respectively, for the Global Opportunities Fund, $95,201,201 and $93,920,066, respectively, for the China Opportunities Fund, $82,609,546 and $115,018,597, respectively, for the International Opportunities Fund, $6,342,773 and $3,636,649, respectively, for the Emerging Markets Fund. The Funds did not hold government securities during the period ended June 30, 2022.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the period ended June 30, 2022.

5. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers, redemptions of shares of the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the Emerging Markets Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund were $59,793, $18,890, $1,393, $9,957, $32,647 and $3,086, respectively, for the period ended June 30, 2022, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2022, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund received credits of $2,029, $2,677, $1,793, $2,291, $1,001, and $1,580, respectively. During the period ended June 30, 2022, the Micro-Cap Fund, the Small Cap Opportunities Fund, the Global Opportunities Fund, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund incurred interest charges of $6,705, $579, $68, $268, $2,762, and $0 respectively, which is included in custodian fees and expenses in the Statements of Operations.

7. Coronavirus (COVID-19) pandemic

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

8. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	MICRO-CAP FUND
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$35.88	$29.10	$22.40	$18.37	$25.12	$22.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.15)	(.43)	(.26)	(.22)	(.35)	(.32)
Net realized and unrealized gains (losses) on investments	(7.72)	15.93	6.96	4.25	(2.82)	6.37
Total from investment operations	(7.87)	15.50	6.70	4.03	(3.17)	6.05
Redemption fees[a]	.01	.02	—	—	.03	—
Less distributions:
Distribution from net realized gains on investments	—	(8.74)	—	—	(3.61)	(2.95)
Net asset value at end of period	$28.02	$35.88	$29.10	$22.40	$18.37	$25.12
Total return (%)	(21.91)[d]	53.38	29.91	21.94	(12.30)	27.90

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$71,732	$87,603	$45,345	$46,546	$53,094	$92,249
Ratio of gross expenses to average net assets (%)	1.50 [c]	1.48	1.59	1.60	1.57	1.58
Ratio of net expenses to average net assets (%)[b]	1.50 [c]	1.48	1.58	1.58	1.55	1.54
Ratio of net investment loss to average net assets (%)	(1.00)[c]	(1.08)	(1.22)	(1.03)	(1.30)	(1.32)
Portfolio turnover rate (%)	31 [d]	81	92	112	119	91

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	MICRO-CAP FUND
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,				Period Ended December 31, 2017[a]
		2021	2020	2019	2018
Net asset value at beginning of period	$36.43	$29.36	$22.55	$18.47	$25.17	$23.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	(.12)	(.33)	(.21)	(.13)	(.28)		(.18)
Net realized and unrealized gains (losses) on investments	(7.83)	16.12	7.02	4.21	(2.84)	4.18
Total from investment operations	(7.95)	15.79	6.81	4.08	(3.12)	4.00
Redemption Fees[b]	.01	.02	—	—	.03	—
Less distributions:
Distribution from net realized gains on investments	—	(8.74)	—	—	(3.61)		(2.35)
Net asset value at end of period	$28.49	$36.43	$29.36	$22.55	$18.47	$25.17
Total Return (%)	(21.80)[f]	53.90	30.20	22.09	(12.07)	16.92	[d]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$47,407	$50,015	$31,202	$30,994	$14,445	$9,346
Ratio of gross expenses to average net assets (%)	1.25 [e]	1.23	1.34	1.34	1.33	1.32	[e]
Ratio of net expenses to average net assets (%)[c]	1.25 [e]	1.23	1.33	1.32	1.32	1.28	[e]
Ratio of net investment loss to average net assets (%)	(0.74)[e]	(.85)	(.97)	(.61)	(1.05)		(1.04)[e]
Portfolio turnover rate (%)	31 [f]	81	92	112	119	91

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Calendar period performance for 2017 represents synthetic returns

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$21.54	$18.29	$14.36	$11.83	$16.40	$13.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.08)	(.28)	(.17)	(.13)	(.18)	(.22)
Net realized and unrealized gains (losses) on investments	(4.76)	8.23	4.84	3.10	(1.05)	3.77
Total from investment operations	(4.84)	7.95	4.67	2.97	(1.23)	3.55
Redemption Fees[a]	.01	.01	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	(4.71)	(.74)	(.44)	(3.34)	(1.04)
Net asset value at end of period	$16.71	$21.54	$18.29	$14.36	$11.83	$16.40
Total return (%)	(22.42)[d]	43.57	32.47	25.07	(7.23)	25.54

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$26,290	$16,322	$7,767	$6,110	$5,299	$7,533
Ratio of gross expenses to average net assets (%)	1.51 [c]	1.59	2.03	2.21	2.13	2.29
Ratio of net expenses to average net assets (%)[b]	1.25 [c]	1.55	1.55	1.55	1.55	1.72
Ratio of net investment loss to average net assets (%)	(.86)[c]	(1.22)	(1.14)	(.95)	(1.06)	(1.42)
Portfolio turnover rate (%)	25 [d]	106	147	142	160	142

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,				Period Ended December 31, 2017[a]
		2021	2020	2019	2018
Net asset value at beginning of period	$21.92	$18.51	$14.49	$11.90	$16.44	$15.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	(.06)	(.23)	(.13)	(.10)	(.14)		(.11)
Net realized and unrealized gains (losses) on investments	(4.84)	8.34	4.89	3.13	(1.06)	2.39
Total from investment operations	(4.90)	8.11	4.76	3.03	(1.20)	2.28
Redemption fees[b]	.01	.01	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	(4.71)	(.74)	(.44)	(3.34)		(1.04)
Net asset value at end of period	$17.03	$21.92	$18.51	$14.49	$11.90	$16.44
Total return (%)	(22.31)[f]	43.92	32.80	25.43	(7.05)	14.99	[d]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$12,561	$12,727	$8,866	$5,622	$4,538	$3,564
Ratio of gross expenses to average net assets (%)	1.26 [e]	1.34	1.78	1.96	1.88	1.86	[e]
Ratio of net expenses to average net assets (%)[c]	1.00 [e]	1.30	1.30	1.30	1.30	1.30	[e]
Ratio of net investment loss to average net assets (%)	(.64)[e]	(.97)	(.89)	(.69)	(.80)		(.97)[e]
Portfolio turnover rate (%)	25 [f]	106	147	142	160	142

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Calendar period performance for 2017 represents synthetic returns

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	GLOBAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$35.29	$36.51	$24.82	$19.75	$28.36	$24.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.06)	(.37)	(.32)	(.24)	(.20)	(.19)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	(12.25)	7.99	14.13	5.31	(7.09)	8.21
Total from investment operations	(12.31)	7.62	13.81	5.07	(7.29)	8.02
Redemption fees[a]	—	.01	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	(8.85)	(2.12)	—	(1.32)	(3.79)
Net asset value at end of period	$22.98	$35.29	$36.51	$24.82	$19.75	$28.36
Total return (%)	(34.88)[d]	20.92	55.55	25.67	(25.66)	33.30

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$32,441	$53,342	$45,566	$32,004	$28,847	$47,856
Ratio of gross expenses to average net assets (%)	1.48 [c]	1.38	1.53	1.58	1.52	1.52
Ratio of net expenses to average net assets (%)[b]	1.48 [c]	1.38	1.53	1.55	1.50	1.50
Ratio of net investment loss to average net assets (%)	(.44)[c]	(.86)	(1.14)	(1.07)	(.72)	(.67)
Portfolio turnover rate (%)	36 [d]	111	129	120	155	137

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	GLOBAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,				Period Ended December 31, 2017[a]
		2021	2020	2019	2018
Net asset value at beginning of period	$35.84	$36.87	$24.99	$19.84	$28.41	$27.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	(.01)	(.26)	(.25)	(.18)	(.13)		(.12)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	(12.46)	8.07	14.25	5.33	(7.12)	4.90
Total from investment operations	(12.47)	7.81	14.00	5.15	(7.25)	4.78
Redemption Fees[b]	—	.01	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	(8.85)	(2.12)	—	(1.32)		(3.79)
Net asset value at end of period	$23.37	$35.84	$36.87	$24.99	$19.84	$28.41
Total return (%)	(34.79)[e]	21.23	55.94	25.96	(25.48)	17.49	[f]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$18,428	$23,518	$17,109	$10,644	$8,937	$7,919
Ratio of gross expenses to average net assets (%)	1.24 [d]	1.14	1.28	1.33	1.28	1.20	[d]
Ratio of net expenses to average net assets (%)[c]	1.23 [d]	1.13	1.27	1.30	1.25	1.18	[d]
Ratio of net investment loss to average net assets (%)	(.07)[d]	(.61)	(.88)	(.78)	(.49)		(.59)[d]
Portfolio turnover rate (%)	36 [e]	111	129	120	155	137

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

f Calendar period performance for 2017 represents synthetic returns.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	China Opportunities Fund
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.51	$17.29	$12.33	$9.35	$15.95	$10.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.03)	(.11)	(.16)	(.09)	(.10)	(.06)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(2.47)	(.88)	7.11	3.47	(4.06)	6.07
Total from investment operations	(2.50)	(.99)	6.95	3.38	(4.16)	6.01
Redemption fees[a]	—	—	—	.02	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(4.79)	(1.99)	(.42)	(2.44)	(.98)
Dividends from net investment income	—	—	—	—	—	(.02)
Total dividends and distributions	—	(4.79)	(1.99)	(.42)	(2.44)	(1.00)
Net asset value at end of period	$9.01	$11.51	$17.29	$12.33	$9.35	$15.95
Total return (%)	(21.72)[d]	(5.41)	56.51	36.33	(26.01)	55.05

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$59,829	$81,018	$98,527	$75,487	$60,844	$107,190
Ratio of gross expenses to average net assets (%)	2.02 [c]	1.87	1.95	1.95	1.91	1.92
Ratio of net expenses to average net assets (%)[b]	2.01 [c]	1.87	1.95	1.84	1.86	1.91
Ratio of net investment income (loss) to average net assets (%)	(.74)[c]	(.63)	(1.11)	(.77)	(.68)	(.38)
Portfolio turnover rate (%)	125 [d]	241	192	184	85	97

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	China Opportunities Fund
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,				Period Ended December 31, 2017[a]
		2021	2020	2019	2018
Net asset value at beginning of period	$11.67	$17.42	$12.39	$9.36	$15.93	$12.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	—	(.07)	(.13)	(.07)	(.06)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(2.52)	(.89)	7.15	3.50	(4.07)	4.19
Total from investment operations	(2.52)	(.96)	7.02	3.43	(4.13)	4.18
Redemption fees[b]	—	—	—	.02	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(4.79)	(1.99)	(.42)	(2.44)	(.98)
Dividends from net investment income	—	—	—	—	—	(.05)
Total dividends and distributions	—	(4.79)	(1.99)	(.42)	(2.44)	(1.03)
Net asset value at end of period	$9.15	$11.67	$17.42	$12.39	$9.36	$15.93
Total return (%)	(21.59)[e]	(5.23)	56.79	36.82	(25.85)	32.87 [f]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$16,612	$15,247	$21,497	$14,301	$10,998	$14,087
Ratio of gross expenses to average net assets (%)	1.77 [d]	1.62	1.69	1.70	1.65	1.60 [d]
Ratio of net expenses to average net assets (%)[c]	1.77 [d]	1.62	1.69	1.59	1.61	1.59 [d]
Ratio of net investment income (loss) to average net assets (%)	(.05)[d]	(.38)	(.85)	(.55)	(.42)	(.12)[d]
Portfolio turnover rate (%)	125 [e]	241	192	184	85	97

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

f Calendar period performance for 2017 represents synthetic returns.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		International Opportunities Fund
	Six Months Ended June 30, 2022 (unaudited)		Years Ended December 31,
			2021	2020	2019	2018	2017
Net asset value at beginning of period	$26.50		$31.52	$19.43	$16.01	$25.49	$20.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	0.06		(.26)	(.16)	(.03)	(.04)	(.04)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies		(9.78)	.72	12.37	3.69	(6.30)	8.26
Total from investment operations		(9.72)	.46	12.21	3.66	(6.34)	8.22
Redemption fees[a]	—		—	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—		(5.48)	—	—	(3.10)	(2.85)
Dividends from net investment income	—		—	(.12)	(.24)	(.04)	(.07)
Total dividends and distributions	—		(5.48)	(.12)	(.24)	(3.14)	(2.92)
Net asset value at end of period	$16.78		$26.50	$31.52	$19.43	$16.01	$25.49
Total return (%)		(36.68)[d]	1.52	62.86	22.85	(24.73)	40.77

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$171,707		$310,356	$327,354	$324,254	$498,164	$905,392
Ratio of gross expenses to average net assets (%)	1.86	[c]	1.77	1.87	1.82	1.77	1.79
Ratio of net expenses to average net assets (%)[b]	1.60	[c]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	.57	[c]	(.79)	(.75)	(.19)	(.16)	(.18)
Portfolio turnover rate (%)	36	[d]	93	130	142	145	153

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	Emerging Markets Fund
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,			Period Ended December 31, 2018[a]
		2021	2020	2019
Net asset value at beginning of period	$13.63	$13.81	$9.67	$7.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	(.03)	(.13)	(.06)	(.02)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(3.12)	1.95	4.20	1.80	(2.10)
Total from investment operations	(3.15)	1.82	4.14	1.78	(2.11)
Redemption Fees[b]	—	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(2.00)	—	—	—
Dividends from net investment income	—	—	—	—	—
Total dividends and distributions	—	(2.00)	—	—	—
Net asset value at end of period	$10.48	$13.63	$13.81	$9.67	$7.89
Total Return (%)	(23.11)[e]	13.24	42.81	22.56	(21.10)[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$1,788	$1,646	$789	$587	$426
Ratio of gross expenses to average net assets (%)	2.79 [d]	2.80	3.79	3.86	3.99 [d]
Ratio of net expenses to average net assets (%)[c]	1.75 [d]	1.75	1.75	1.75	1.75 [d]
Ratio of net investment loss to average net assets (%)	(.59)[d]	(.87)	(.54)	(.21)	(.15)[d]
Portfolio turnover rate (%)	29 [e]	67	131	153	111 [e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the advisor, and expense reimbursement form the advisor.

d Annualized.

e Not Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		Emerging Markets Fund
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,			Period Ended December 31, 2018[a]
		2021	2020	2019
Net asset value at beginning of period	$13.75	$13.90	$9.71	$7.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[b]	(.02)	(.10)	(.03)	—	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(3.14)	1.97	4.22	1.81		(2.11)
Total from investment operations	(3.16)	1.87	4.19	1.81		(2.10)
Redemption Fees[b]	—	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(2.00)	—	—	—
Dividends from net investment income	—	(.02)	—	—	—
Total dividends and distributions	—	(2.02)	—	—	—
Net asset value at end of period	$10.59	$13.75	$13.90	$9.71	$7.90
Total return (%)	(22.98)[e]	13.50	43.15	22.91		(21.00)[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$11,438	$11,910	$9,938	$7,382	$6,012
Ratio of gross expenses to average net assets (%)	2.54 [d]	2.55	3.54	3.61	3.74	[d]
Ratio of net expenses to average net assets (%)[c]	1.50 [d]	1.50	1.50	1.50	1.50	[d]
Ratio of net investment Income (loss) to average net assets (%)	(.27)[d]	(.62)	(.26)	—	.10	[d]
Portfolio turnover rate (%)	29 [e]	67	131	153	111	[e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian, and expense reimbursement form the advisor.

d Annualized.

e Not Annualized.

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Liquidity Risk Management Program:

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), The Oberweis Funds (each a “Fund” and collectively, the “Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved an officer of the Funds (the “Administrator”) to serve as the administrator of the Funds’ LRMP.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the LRMP includes no less than annual assessments of factors that influence each Fund’s liquidity risk; no less than monthly classifications of a Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on May 18, 2022, the Administrator provided a written report (the “LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of implementation of the Fund’s LRMP, including if and as applicable, (1) the operation of the Highly Liquid Investment Minimum established for each applicable Fund; (2) an assessment of the quality of the data and analysis provided, and of the particular methodologies used and metrics analyzed, by any third-party vendor engaged; and (3) a summary of any material changes to the LRMP during the prior annual period. The LRMP Report covered the period from May 1, 2021 through April 30, 2022 (the “Reporting Period”). The LRMP Report concluded that the LRMP had operated adequately and effectively to manage the Funds’ liquidity risk during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies were appropriate for an open-end fund and did not involve relatively concentrated portfolios.

There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Funds’ Forms NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 – 6/30/22	Expense Ratio During Period 1/1/22 – 6/30/22
MICRO-CAP FUND
Investor Class
Actual	$ 1,000.00	$ 780.90	$ 6.62	1.50%
Hypothetical	$ 1,000.00	$ 1,017.36	$ 7.50	1.50%
Institutional Class
Actual	$ 1,000.00	$ 782.00	$ 5.52	1.25%
Hypothetical	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%

SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$ 1,000.00	$ 775.80	$ 5.50	1.25%
Hypothetical	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Institutional Class
Actual	$ 1,000.00	$ 776.90	$ 4.41	1.00%
Hypothetical	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%

GLOBAL OPPORTUNITIES FUND
Investor Class
Actual	$ 1,000.00	$ 651.20	$ 6.06	1.48%
Hypothetical	$ 1,000.00	$ 1,017.46	$ 7.40	1.48%
Institutional Class
Actual	$ 1,000.00	$ 652.10	$ 5.04	1.23%
Hypothetical	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%

CHINA OPPORTUNITIES FUND
Investor Class
Actual	$ 1,000.00	$ 782.80	$ 8.88	2.01%
Hypothetical	$ 1,000.00	$ 1,014.83	$10.04	2.01%
Institutional Class
Actual	$ 1,000.00	$ 784.10	$ 7.83	1.77%
Hypothetical	$ 1,000.00	$ 1,016.02	$ 8.85	1.77%

INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$ 1,000.00	$ 633.20	$ 6.48	1.60%
Hypothetical	$ 1,000.00	$ 1,016.86	$ 8.00	1.60%

EMERGING MARKETS FUND
Investor Class
Actual	$ 1,000.00	$ 768.90	$ 7.68	1.75%
Hypothetical	$ 1,000.00	$ 1,016.12	$ 8.75	1.75%
Institutional Class
Actual	$ 1,000.00	$ 770.20	$ 6.58	1.50%
Hypothetical	$ 1,000.00	$ 1,017.36	$ 7.50	1.50%

*        Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers
Michael J. Simon Trustee Gary D. McDaniel Trustee James W. Oberweis President, Trustee David I. Covas Vice President Kenneth S. Farsalas Vice President	Katherine Smith Dedrick Trustee Alix J. Charles Trustee Patrick B. Joyce Executive Vice President Chief Compliance Officer Eric V. Hannemann Treasurer Thomas P. Joyce Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

800-323-6166

oberweisfunds.com

Distributor

Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

630-577-2300

oberweisfunds.com

Custodian

UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.

P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.

222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD LLP

1835 Market Street, Philadelphia, PA 19103

The Oberweis Funds

Micro-Cap Fund

Small-Cap Opportunities Fund

Global Opportunities Fund

China Opportunities Fund

International Opportunities Fund

Emerging Markets Fund

800-245-7311

oberweisfunds.com

3333 Warrenville Road

Suite 500

Lisle, IL 60532

SEMI-ANNUAL REPORT
Oberweis International Opportunities Institutional Fund (OBIIX)
Oberweis Focused International Growth Fund (OFIGX)
June 30, 2022
oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting us at 1-800-245-7311.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)

Dear Fellow Shareholder:

Year-to-date performance through june 30, 2022

For the first six months of 2022, the Oberweis International Opportunities Institutional fund returned -36.38% vs. -29.55% for the benchmark. The Oberweis Focused International Growth Fund, which launched on April 1st, 2022, returned -21.7% vs. -14.51% for the MSCI EAFE Index. While we are not pleased with these six-month returns, market corrections and benchmark dispersion over the short-term are to be expected, particularly in market environments similar to that experienced so far this year, when market movements seem to have been driven far more by macroeconomic worries and negative market sentiment rather than by idiosyncratic company specific fundamentals.

market environment

Concerns over inflation, and more specifically whether central banks can bring the rate of inflation down without incurring a significant economic slowdown, continued to impact global equities over the quarter. Core sticky-price CPI, a key measure of inflation for the FOMC, continued to increase over the quarter, rising to 7.5% on an annualized basis in May, following a 7.1% increase in April. It now stands at its highest level in 30 years. The issues which we have highlighted in recent quarterly letters remain central to the current investment environment with supply-side limitations placing upward pressure on prices. In particular, the labor market is still historically tight while supply chain cost pressures have yet to diminish in a meaningful manner. Of course, the war in Ukraine has also been a supply shock, with expectations for Russian oil production in 2023 downgraded by almost 2.5 million barrels per day. This potential missing supply approximates to current expectations for worldwide consumption growth. Perhaps the most important question in the equity markets today is whether the Fed is able to align demand with supply without bringing about a US and global recession.

Whether the US and developed markets end up in recession is difficult to predict. Given the unprecedented path to the current point, the economic unknowns today in our view are truly unknown, and therefore making bold and confident short-term predictions on the economic cycle in one direction or the other strikes us as premature. What is clear is that a lot of disinflation is now needed to reach the Fed’s target rate, and the US central bank faces a sizable challenge to bring it back in line. We await to see the economic consequences of monetary policy decisions as well as the inflation data.

Should, for example, sticky price CPI start to roll over without meaningful economic damage, then that could represent an inflection point higher for the stock-market. Although many pundits are ruling out this scenario with great certainty, we would not discount it: before this quarter’s drop of >15%, the S&P had experienced such a quarterly drop of >15% eight times since WWII, and 100% of the time the S&P was higher one year later, with an average return of +26.07%.

What could cause the sticky price CPI to roll over? A number of commodities have started to move lower, potentially exerting downward pressure on inflation expectations. The monetary tightening that has occurred so far will slow down housing activity over the coming quarters, if it has not already — starts and sales showed weakness in May and inventories are increasing. The run-up in prices should decelerate or to some degree even reverse. Weaker housing activity implies less construction of new homes, less spending on home improvements, fewer commissions paid to brokers, less liquidity from remortgaging. Such factors are likely to soften aggregate demand but do not by themselves necessitate a housing market crash or a recession.

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)

valuation recap

Valuations for developed market equities outside of the US remain below-average. For example, consider the chart below, which shows Free Cash Flow Yields for non-US developed market small-cap stocks. The charts that free cash flow yields for this asset class are near a historically high level. Absent either a severe deterioration in the economy or spike higher in bond yields, we consider this a provocative valuation that has already priced in a lot of bad news. According to a recent JP Morgan note: “Positioning and sentiment of investors is at multi-decade lows. So it is not that we think that the world and economies are in great shape, but just that an average investor expects an economic disaster, and if that does not materialize risky asset classes could recover most of their losses from the first half.” Historically, unusually high bearish sentiment and elevated levels of fear tend to be followed by above-average market returns. Most people are aware that investor sentiment is often an excellent contrarian indicator and that after investors have been the gloomiest, markets frequently have the strongest performance.

Developed Markets (ex-U.S.) Small-Cap Stocks
Nominal Free Cash Flow Yields[1]
1986 Through June 2022

%
6
5
4
3
2
1
0
(1)
(2)
(3)
(4)
Average
86
88
90
92
94
96
98
00
02
04
06
08
10
12
14
16
18
20

Source: Empirical Research Partners Analysis.
[1] Capitalization-weighted data.

Valuation spreads, an indicator of intra-market disparities, sit at above-average historical levels but in our judgement not to a degree that compels big sector bets. This argues for a relatively balanced portfolio, which is how the strategy is positioned. Our primary focus continues to be to own strong companies with great underlying fundamentals, balance sheets and cash flows. In that regard, our portfolio companies had in aggregate an excellent set of earnings reports with strong underlying fundamentals. We are confident that whether the market goes up or down from here in the short-term, on a relative basis, the underlying fundamentals of our portfolio companies will continue to do well.

2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)

On behalf of the entire team at Oberweis, thank you for investing in the Oberweis Funds. If you have any questions about your account, please contact shareholder services at (800) 245-7311.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

3

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2022)

Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBIIX	-22.78	-38.94	3.20	3.21	N/A	4.00	1.09
OFGIX	-21.70	N/A	N/A	N/A	N/A	-21.70	N/A

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Unusually high returns may not be sustainable. Visit us online at oberweisfunds.com for most recent month-end performance.

The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

*  Life of Fund returns are from commencement of operations on 03/10/14 for OBIIX and 4/1/22 for OFIGX.

** December 31, 2021. Expense ratio is the total net annualized fund operating expense ratio. The expense ratio gross of expense offset arrangements and expense reimbursements was 1.09% for OBIIX. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2023 to reduce its management fees or reimburse OBIIX and OFIGX to the extent that total ordinary operating expenses exceed in any one year 1.10% and 0.95% expressed as a percentage of each Fund’s average daily net assets, respectively.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is comprehensive, covering approximately 85% of the free-float-adjusted market capitalization in each country.

4

Oberweis International Opportunities Institutional Fund

At June 30, 2022 (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.9
Other Assets less Liabilities	3.1

Top Ten Holdings (% of Net Assets)
Uniti Group Ltd.	3.8
BayCurrent Consulting, Inc.	3.6
Daiwa Securities Group, Inc.	3.5
Constellium SE	3.2
Nordic Semiconductor ASA	3.1
Rexel SA	2.8
AIXTRON SE	2.7
Rheinmetall AG	2.6
Man Group PLC	2.5
Alfen NV	2.4

Top Ten Industries (% of Net Assets)
Capital Markets	10.6
Semiconductors & Semiconductor Equipment	9.1
Electrical Equipment	6.2
Trading Co & Distribution	5.9
Machinery	5.9
Metals & Mining	5.1
Information Technology Services	5.0
Food & Staples Retailing	4.1
Diversified Telecommunication Services	3.8
Professional Services	3.6

Oberweis Focused International Growth Fund

At June 30, 2022 (unaudited)

Asset Allocation (% of Net Assets)
Equities	98.1
Other Assets less Liabilities	1.9

Top Ten Holdings (% of Net Assets)
HSBC Hldgs. PLC	6.7
Sony Group Corp.	6.5
STMicroelectronics NV	6.4
Adyen NV	5.8
Rexel SA	4.9
Datadog, Inc.	4.4
Future PLC	4.1
Roche Hldg. AG	4.1
Teleperformance SE	3.8
LVMH Moet Hennessy Louis Vuitton SE	3.7

Top Ten Industries (% of Net Assets)
Semiconductor & Semiconductor Equipment	9.3
Software	8.1
Banks	6.7
Pharmaceuticals	6.6
Healthcare Equipment & Supplies	6.5
Household Durables	6.5
Oil, Gas & Consumable Fuels	6.1
Professional Services	5.8
Information Technology Services	5.8
Trading Co & Distribution	4.9

5

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Equities – 96.9%

Australia – 10.9%
Charter Hall Group.	292,529	$2,186,698
Computershare Ltd.	615,400	10,466,218
Elders Ltd.	762,100	6,622,611
Evolution Mining Ltd.	1,969,941	3,236,099
GrainCorp Ltd.*	990,824	6,503,821
IDP Education Ltd.	754,749	12,408,974
JB Hi-Fi Ltd.*	74,339	1,973,411
Uniti Group Ltd.*	6,725,855	22,840,424
		66,238,256

Austria – 2.2%
AT & S Austria Technologie & Systemtechnik AG*	253,100	13,527,667

Belgium – 1.2%
VGP NV	21,900	3,488,577
Warehouses de Pauw NV	127,100	3,996,018
		7,484,595

Canada – 15.2%
Aritzia, Inc.*	520,100	14,081,328
ATS Automation Tooling Systems, Inc.*	511,975	14,060,221
BRP, Inc.	158,741	9,769,626
Colliers International Group, Inc.	41,900	4,590,706
Finning International, Inc.	233,300	4,909,957
Gildan Activewear, Inc.	310,139	8,926,857
Parex Resources, Inc.	858,691	14,542,778
Sleep Country Canada Hldgs., Inc.	287,200	5,359,341
TFI International, Inc.	79,200	6,357,781
Toromont Industries Ltd.	74,600	6,031,983
Trisura Group Ltd.*	136,800	3,542,219
		92,172,797

Denmark – 1.5%
ALK-Abello A/S*	229,560	3,984,698
D/S Norden A/S	146,000	5,060,302
		9,045,000

Finland – 3.9%
Metso Outotec Oyj	1,286,631	9,640,968
Outokumpu Oyj	1,940,776	8,025,888
QT Group Oyj*	83,997	6,197,222
		23,864,078

See accompanying notes to the financial statements.

6

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2022 (unaudited) (continued)

	Shares	Value
France – 3.2%
Alten SA	24,800	$2,697,799
Rexel SA	1,099,719	16,912,991
		19,610,790

Germany – 8.5%
AIXTRON SE	644,880	16,341,646
Aurelius Equity Opportunities SE	173,865	3,698,868
HelloFresh SE*	259,800	8,399,528
Rheinmetall AG	69,500	16,045,745
Sixt SE	71,317	7,313,318
		51,799,105

Israel – 2.2%
Nova Ltd.*	151,700	13,430,001

Italy – 0.5%
Banca IFIS SpA	233,100	3,300,336

Japan – 13.4%
BayCurrent Consulting, Inc.	81,200	21,604,658
Daiwa Securities Group, Inc.	4,713,700	21,053,230
Food & Life Co. Ltd.*	564,400	12,046,745
Fuji Electric Co. Ltd.	299,400	12,401,445
Future Corp.	736,600	7,557,099
M&A Capital Partners Co. Ltd.*	246,300	6,471,547
		81,134,724

Netherlands – 8.1%
Aalberts NV	211,757	8,253,241
Alfen NV*	159,300	14,717,971
BE Semiconductor Industries NV	135,426	6,510,156
Constellium SE*	1,487,239	19,646,427
		49,127,795

Norway – 4.2%
Aker Solutions ASA	1,281,100	3,480,536
Nordic Semiconductor ASA*	1,225,144	19,005,858
Wallenius Wilhelmsen ASA	547,435	2,948,458
		25,434,852

Spain – 1.5%
Laboratorios Farmaceuticos Rovi SA*	145,774	8,921,821

See accompanying notes to the financial statements.

7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2022 (unaudited) (continued)

	Shares	Value
Sweden – 4.1%
Addtech AB*	171,336	$2,234,279
Arjo AB	198,523	1,255,590
Cint Group AB*	721,779	4,018,193
Hexatronic Group AB	1,382,100	10,295,022
Nordnet AB	447,800	5,852,593
Thule Group AB	29,573	726,475
		24,382,152

United Kingdom – 16.3%
Endava PLC ADS*	108,548	9,581,532
Future PLC	555,631	11,653,709
Howden Joinery Group PLC	395,699	2,902,595
IMI PLC	267,416	3,818,368
Intermediate Capital Group PLC	752,835	11,995,874
LondonMetric Property PLC	1,589,100	4,418,143
Man Group PLC	4,962,000	15,088,346
Marks & Spencer Group PLC*	5,923,900	9,771,010
Morgan Sindall Group PLC	143,045	3,172,587
OSB Group PLC	781,500	4,568,184
Redrow PLC	807,538	4,814,755
RS GROUP PLC	278,800	2,949,205
Safestore Hldgs. PLC	139,700	1,804,281
Taylor Wimpey PLC	4,220,802	5,993,385
The Sage Group PLC	764,270	5,905,765
		98,437,739

Total Equities
(Cost: $ 677,612,141)		$587,911,708

Total Investments – 96.9%
(Cost: $ 677,612,141)		$587,911,708

Other Assets Less Liabilities – 3.1%		18,886,375

Net Assets – 100%		$606,798,083

* Non-income producing security during the period ended June 30, 2022

ADS — American depositary share

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2022 (unaudited) (continued)

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	5.7%
Consumer Discretionary	12.5%
Consumer Staples	5.2%
Energy	3.0%
Financials	12.5%
Healthcare	2.3%
Industrials	28.3%
Information Technology	19.0%
Materials	5.1%
Real Estate	3.3%

See accompanying notes to the financial statements.

9

OBERWEIS FOCUSED INTERNATIONAL GROWTH FUND

Schedule of Investments June 30, 2022 (unaudited)

	Shares	Value
Equities – 98.1%

Australia – 3.0%
BHP Group Ltd.	4,300	$122,429
Woodside Energy Group Ltd.*	3,400	74,721
		197,150

Denmark – 2.6%
Novo Nordisk AS*	1,500	166,366

France – 21.9%
LVMH Moet Hennessy Louis Vuitton SE	400	243,848
Rexel SA	20,600	316,815
Schneider Electric SE	1,700	201,142
STMicroelectronics NV	13,300	417,942
Teleperformance SE	800	245,902
		1,425,649

Germany – 2.1%
Sartorius AG*	400	139,761

Japan – 13.1%
BayCurrent Consulting, Inc.*	500	133,034
Bridgestone Corp.	3,100	113,097
Sony Group Corp.*	5,200	425,221
Toyota Motor Corp.*	11,900	184,183
		855,535

Netherlands – 8.7%
Adyen NV*	260	378,202
ASML Hldg. NV	400	191,092
		569,294

Sweden – 0.9%
EQT AB	3,000	61,409

Switzerland – 12.1%
Alcon, Inc.	2,900	202,547
Nestle SA	2,000	233,456
Roche Hldg. AG*	800	266,932
Straumann Hldg. AG	700	84,063
		786,998

See accompanying notes to the financial statements.

10

OBERWEIS FOCUSED INTERNATIONAL GROWTH FUND

Schedule of Investments June 30, 2022 (unaudited) (continued)

	Shares	Value
United Kingdom – 25.6%
Anglo American PLC*	3,100	$110,830
BP PLC	31,700	149,837
Diageo PLC*	3,900	167,607
Future PLC*	12,900	270,562
HSBC Hldgs. PLC*	67,500	440,085
Ocado Group PLC*	19,500	185,434
Shell PLC	6,700	174,045
St James’s Place PLC	12,800	171,784
		1,670,184

United States of America – 8.1%
Cadence Design Systems, Inc.*	1,600	240,049
Datadog, Inc.*	3,000	285,721
		525,770

Total Equities
(Cost: $ 8,189,686)		$6,398,116

Total Investments – 98.1%
(Cost: $ 8,189,686)		$6,398,116

Other Assets Less Liabilities – 1.9%		123,120

Net Assets – 100%		$6,521,236

* Non-income producing security during the period ended June 30, 2022

See accompanying notes to the financial statements.

11

OBERWEIS FOCUSED INTERNATIONAL GROWTH FUND

Schedule of Investments June 30, 2022 (unaudited) (continued)

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	4.1%
Consumer Discretionary	14.8%
Consumer Staples	9.0%
Energy	6.1%
Financials	10.3%
Health Care	13.2%
Industrials	13.8%
Information Technology	23.2%
Materials	3.6%

See accompanying notes to the financial statements.

12

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2022 (unaudited)

	International Opportunities Institutional Fund	Focused International Growth Fund
ASSETS
Investment securities at value[a]	$587,911,708	$6,398,116
Cash	14,341,708	130,314
Foreign Currency[b]	—	1,632
Receivable from securities sold	2,717,043	—
Dividends and interest receivable	2,394,641	4,512
Receivable due from advisor (see note 3)	—	520
Prepaid expenses	59,847	1,379
Total Assets	607,424,947	6,536,473

LIABILITIES
Payable to advisor (see note 3)	504,081	—
Accrued expenses	122,783	15,237
Total Liabilities	626,864	15,237
NET ASSETS	$606,798,083	$6,521,236

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	72,787,566	832,434
Net asset value, offering price and redemption price	$8.34	$7.83

ANALYSIS OF NET ASSETS
Capital	$757,619,749	$8,263,807
Accumulated earnings	(150,821,666)	(1,742,571)
Net Assets	$606,798,083	$6,521,236

[a] Investment securities at cost	$677,612,141	$8,189,686
[b] Foreign currency at cost	$—	$1,644

See accompanying notes to the financial statements.

13

THE OBERWEIS FUNDS

Statement of Operations Period Ended June 30, 2022 (unaudited)

	International Opportunities Institutional Fund	Focused International Growth Fund[b]
INVESTMENT INCOME
Dividends[a]	$8,854,714	$61,324
Total Investment Income	8,854,714	61,324

EXPENSES
Investment advisory fees (see note 3)	4,088,006	14,386
Transfer agent fees and expenses	41,124	4,840
Custodian fees and expenses	105,404	2,737
Accounting services fees	137,022	3,614
Shareholder Fees	15,188	1,936
Audit Fees	10,744	5,544
Other	173,575	588
Total expenses before reimbursed expenses	4,571,063	33,645
Earnings credit (see note 6)	(7,501)	(367)
Expense reimbursement (see note 3)	(66,756)	(16,468)
Total Expenses	4,496,806	16,810
NET INVESTMENT INCOME	4,357,908	44,514

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized losses on investment transactions	(40,814,923)	—
Net realized gains (losses) on foreign currency transactions	(43,779)	4,547
Net realized gains (losses) on investment and foreign currency transactions	(40,858,702)	4,547
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(342,683,455)	(1,791,632)
Net realized/unrealized losses on investments and foreign currencies	(383,542,157)	(1,787,085)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(379,184,249)	$(1,742,571)

a Dividends are net of foreign withholding tax of $952,906 and $9,292 for the International Opportunities Institutional Fund and Focused International Growth Fund respectively.

b For the period from April 1, 2022 (commencement of operations) through June 30, 2022.

See accompanying notes to the financial statements.

14

THE OBERWEIS FUNDS

Statement of Changes in Net Assets

	International Opportunities Institutional
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment income (loss)	$4,357,908	$(3,838,610)
Net realized gains (losses) on investments and foreign currency transactions	(40,858,702)	264,574,668
Change in net unrealized appreciation\depreciation on investments and foreign currencies	(342,683,455)	(233,269,721)
Net increase (decrease) in net assets resulting from operations	(379,184,249)	27,466,337

FROM DISTRIBUTIONS
Distributions to shareholders	—	(266,497,571)
Net decrease in net assets from distributions	—	(266,497,571)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	30,372,924	102,744,641
Proceeds from reinvestment of distributions	—	246,793,697
Redemption of shares (see note 5)	(122,818,255)	(229,735,433)
Net increase (decrease) from capital share transactions	(92,445,331)	119,802,905
Total decrease in net assets	(471,629,580)	(119,228,329)

NET ASSETS
Beginning of period	1,078,427,663	1,197,655,992
End of period	$606,798,083	$1,078,427,663

TRANSACTIONS IN SHARES
Shares sold	2,831,032	5,885,110
Shares issued in reinvestment of distributions	—	18,882,456
Less shares redeemed	(12,308,750)	(13,179,772)
Net increase (decrease) from capital share transactions	(9,477,718)	11,587,794

See accompanying notes to the financial statements.

15

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

Focused International Growth
Three Months Ended June 30, 2022 (unaudited)
FROM OPERATIONS
Net investment income	$44,514
Net realized gains on investments and foreign currency transactions	4,547
Change in net unrealized appreciation\depreciation on investments and foreign currencies	(1,791,632)
Net decrease in net assets resulting from operations	(1,742,571)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	8,263,807
Redemption of shares (see note 5)	—
Net increase from capital share transactions	8,263,807
Total increase in net assets	6,521,236

NET ASSETS
Beginning of period	—
End of period	$6,521,236

TRANSACTIONS IN SHARES
Shares sold	832,434
Less shares redeemed	—
Net increase from capital share transactions	832,434

See accompanying notes to the financial statements.

16

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited)

1. Description of Organization

Description of business.    The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund and the Oberweis Focused International Growth Fund (collectively, the “Funds”) are each funds in a series issued by the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

Investment valuation.    Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (‘‘CBOE’’). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Funds hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

17

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

Fair value measurements.    In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilizes the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three levels listed below:

•        Level 1 — Quoted prices in active markets for identical securities.

•        Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•        Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2022:

International Opportunities Institutional Fund		Focused International Growth Fund
Level 1 – Equities
Total Asia	$94,564,725	$855,535
Total Australia	66,238,256	197,150
Total Europe	334,935,930	4,819,661
Total North America	92,172,797	525,770
Total South America	—	—
Total Level 1	587,911,708	6,398,116
Level 2	—	—
Level 3	—	—
Total Investments	$587,911,708	$6,398,116

The Funds’ assets may include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign currency transactions.    The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

18

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

Risks associated with foreign securities and currencies.    Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.    Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of investments and other assets, less liabilities, by the number of shares outstanding.

Investment transactions and investment income.    Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.    It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2022. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

The Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year ended December 31, 2021, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

19

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2021, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment loss and accumulated net realized gain as follows:

Increases/(Decrease)
Capital		Accumulated Losses
International Opportunities Institutional Fund	$ 19,387,729	$ (19,387,729)

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$ —	$ 266,497,571	$ 266,497,571

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$ 3,566,427	$ 2,601,191	$ 6,167,618

As of December 31, 2021 the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income		Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Depreciation foreign currency translations
International Opportunities Institutional Fund	$ —	$ —	$ —	$ 228,354,464	$ 8,119

Accumulated capital and other losses consists of timing differences related to wash sales and mark to market on PFICs.

As of December 31, 2021 the cost of investments for federal income tax purposes are as follows:

Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation
International Opportunities Institutional Fund	$ 822,258,226	$ 248,213,504	$ (19,859,040)	$ 228,354,464

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2022, open Federal tax years include the tax years ended 2018 through 2022. The Funds have no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

20

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

Use of estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.    Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Fund’s investment adviser and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Fund’s principal distributor, is an affiliate of OAM.

Investment advisory agreement.    Under the Advisory Agreement, OAM provides investment advisory and management services to the Funds. The Oberweis International Opportunities Institutional Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets and the Focused International Growth Fund paid investment advisory and management fees at an annual rate equal to 0.80% of average daily net assets. For the period ended June 30, 2022, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $4,088,006 and the Focused International Growth Fund incurred investment advisory and management fees totaling $14,386.

Expense reimbursement.    OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund and the Focused International Growth Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% and 0.95% expressed as a percentage of each Fund’s average daily net assets. For the period ended June 30, 2022 OAM reimbursed the International Opportunities Institutional Fund and the Focused International Growth Fund in the amount of $66,756 and $16,468, respectively.

Officers and trustees.    Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2022, the Trust made no direct payments to its officers and paid $62,167 to its unaffiliated trustees.

Affiliated commissions.    For the period ended June 30, 2022, the International Opportunities Institutional Fund and the Focused International Growth Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2022, other than options written and money market investments, aggregated $304,963,984 and $384,262,019, respectively for the International Opportunities Institutional Fund, and $8,189,686 and $0 respectively for the Focused International Growth Fund. The Funds did not hold government securities during the period ended June 30, 2022.

21

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options during the period ended June 30, 2022.

5. Redemption fee

The Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the International Opportunities International Fund and Focused International Growth Fund were $100,866 and $0 respectively for the period ended June 30, 2022 and were recorded as a reduction of the redemption of shares in the Statement of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2022, the International Opportunities Institutional Fund and the Focused International Growth Fund received credits of $7,501 and $367 respectively. The International Opportunities Institutional Fund and the Focused International Growth Fund incurred interest charges of $26,792 and $0 respectively, which is included in custodian fees and expenses in the Statement of Operations.

7. Coronavirus (COVID-19) pandemic

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

22

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2022 (unaudited) (continued)

8. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

23

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

		International Opportunities Institutional Fund
	Six Months Ended June 30, 2022 (unaudited)		Years Ended December 31,
			2021	2020	2019	2018	2017
Net asset value at beginning of period	$13.11		$16.95	$10.41	$8.54	$12.77	$9.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.06		(.06)	(.03)	.04	.04	.03
Net realized and unrealized gains (losses) on investments and foreign currency transactions		(4.83)	.40	6.66	1.97	(3.11)	3.95
Total from investment operations		(4.77)	.34	6.63	2.01	(3.07)	3.98
Redemption fees[a]	—	[e]	— [e]	— [e]	— [e]	— [e]	— [e]
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	—		(4.18)	(.04)	—	(1.15)	(.85)
Dividends from net investment income	—		—	(.05)	(.14)	(.01)	(.08)
Total dividends and distributions	—		(4.18)	(.09)	(.14)	(1.16)	(.93)
Net asset value at end of period	$8.34		$13.11	$16.95	$10.41	$8.54	$12.77
Total return (%)		(36.38)[d]	2.10	63.65	23.50	(23.91)	40.99

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$606,798		$1,078,428	$1,197,656	$967,119	$753,138	$1,041,117
Ratio of gross expenses to average net assets (%)	1.12	[c]	1.09	1.13	1.12	1.11	1.15
Ratio of net expenses to average net assets (%)[b]	1.10	[c]	1.09	1.10	1.08	1.08	1.10
Ratio of net investment income (loss) to average net assets (%)	1.07	[c]	(.32)	(.27)	.37	.35	.29
Portfolio turnover rate (%)	37	[d]	91	134	153	145	168

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

e Less than $0.005 per share
24

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Focused International Growth Fund
	Period Ended June 30, 2022[a] (unaudited)
Net asset value at beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[b]	.05
Net realized and unrealized gains (losses) on investments	(2.22)
Total from investment operations	(2.17)
Redemption Fees[b]	—
Net asset value at end of period	$7.83
Total Return (%)	(21.70)[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$6,521
Ratio of gross expenses to average net assets (%)	1.90	[d]
Ratio of net expenses to average net assets (%)[c]	.95
Ratio of net investment income to average net assets (%)	2.52	[d]
Portfolio turnover rate (%)	0	[e]

Notes:

a For the period from April 1, 2022 (commencement of operations) through June 30, 2022.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Annualized.

e Not Annualized.

25

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Liquidity Risk Management Program:

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), The Oberweis Funds (each a “Fund” and collectively, the “Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved an officer of the Funds (the “Administrator”) to serve as the administrator of the Funds’ LRMP.

The Funds’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the LRMP includes no less than annual assessments of factors that influence each Funds’ liquidity risk; no less than monthly classifications of a Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on May 18, 2022, the Administrator provided a written report (the “LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of implementation of the Funds’ LRMP, including if and as applicable, (1) the operation of the Highly Liquid Investment Minimum established for each applicable Fund; (2) an assessment of the quality of the data and analysis provided, and of the particular methodologies used and metrics analyzed, by any third-party vendor engaged; and (3) a summary of any material changes to the LRMP during the prior annual period. The LRMP Report covered the period from May 1, 2021 through April 30, 2022 (the “Reporting Period”). The LRMP Report concluded that the LRMP had operated adequately and effectively to manage the Funds’ liquidity risk during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies were appropriate for an open-end fund and did not involve relatively concentrated portfolios.

There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ portfolio securities to the Fund’s investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

26

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Funds’ Form NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement:

The Investment Advisory and Management Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) (the “Advisory Agreement”) with respect to the Focused International Growth Fund (the “Fund”) was approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to the Agreement or interested persons of any such party (the “independent trustees”), on February 16, 2022. The Board of Trustees, including a majority of the independent trustees, determined to approve the Agreement. The independent trustees were assisted by legal counsel in making their determination.

Nature, Quality and Extent of Services.    With respect to the nature, quality and extent of the services to be provided by OAM pursuant to the Advisory Agreement, the Board considered the background and experience of OAM, the functions to be performed by OAM, the personnel that will provide such services and the management capabilities of OAM. The Board also considered OAM’s financial condition, the compliance reports provided to the Board and the culture of compliance created by OAM, including the competency of the Trust and OAM’s chief compliance officer. The Board also considered the experience, academic background, long tenure, structure, size and geographic locations of the portfolio management/strategy investment team and its role, the investment process with respect to the types of investments to be held by the Fund, the Fund’s portfolio management team and the portfolio manager who will be responsible for managing the Fund, as well as the honesty and integrity of OAM and that in the Board’s experience, OAM personnel are always open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services to be provided to the Fund by OAM were appropriate and that the quality of such services was expected to be good.

Fees and Expenses.    The Board compared the amounts to be paid to OAM for advisory and management services for the Fund as compared to a peer universe of funds provided by Broadridge Financial Solutions, Inc., an independent provider of investment company data. This information showed that the proposed advisory and management fees would be lower than nine of the other fourteen mutual funds.

In addition, the Board considered the proposed expense limitations for the Fund and noted that OAM would be responsible for the costs associated with the start-up of the Fund, including the organizational expenses and costs of preparing and filing the Registration Statement. Based on the information considered, the Board concluded that the Fund’s advisory and management fees were reasonable in amount given the quality of services expected to be provided and taking into consideration other relevant circumstances.

27

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Economies of Scale.    The Board also considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted the asset capacity constraints for the Fund which limit economies of scale. The Board concluded that the Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM or Its Affiliates.    With respect to other incidental benefits to be received by OAM or its affiliates from their relationship with the Fund, the Board considered the fact that neither distribution fees nor 12b-1 fees would be paid to Oberweis Securities, Inc. (“OSI”) as the distributor of the Fund, as such, OSI would not receive payments for its distribution services for the Fund’s shares. The Board also considered potential benefits to OAM related to soft dollars.

After due consideration of all of the information and factors deemed relevant by the Board and based upon its own business judgment and the conclusions reached, the Board determined to approve the Advisory Agreement. The Board, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Expense Examples:

As a shareholder of The Fund, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

28

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 – 6/30/22	Expense Ratio During Period 1/1/22 – 6/30/22
INTERNATIONAL OPPORTUNITIES FUND
Actual	$ 1,000.00	$ 636.20	$ 4.46	1.10%
Hypothetical	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%

FOCUSED INTERNATIONAL GROWTH FUND
Actual	$ 1,000.00	$ 783.00	$ 4.20	0.95%
Hypothetical	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

29

Trustees and Officers
Michael J. Simon Trustee Gary D. McDaniel Trustee James W. Oberweis President, Trustee David I. Covas Vice President Kenneth S. Farsalas Vice President	Katherine Smith Dedrick Trustee Alix J. Charles Trustee Patrick B. Joyce Executive Vice President Chief Compliance Officer Eric V. Hannemann Treasurer Thomas P. Joyce Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

800-323-6166

oberweisfunds.com

Distributor

Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

630-577-2300

oberweisfunds.com

Custodian

UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.

P.O. Box 711, Milwaukee, WI 53201-0711

800-245-7311

Counsel

Vedder Price P.C.

222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor, Philadelphia, PA 19103

International Opportunities Institutional Fund

Focused International Growth Fund

800-245-7311

oberweisfunds.com

3333 Warrenville Road

Suite 500

Lisle, IL 60532

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 8/31/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 8/31/2022

By (Signature and Title*)	/s/ Eric V. Hannemann Eric V. Hannemann Treasurer, The Oberweis Funds

Date 8/31/2022

/*/ Print the name and title of each signing officer under his or her signature.